SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 101.1%
United States — 101.1%
Communication Services — 8.9%
Activision Blizzard Inc	8,807	$706
Alphabet Inc, Cl A *	4,093	11,384
Alphabet Inc, Cl C *	3,815	10,655
AMC Entertainment Holdings, Cl A *	2,754	68
AT&T Inc	119,675	2,828
Bandwidth Inc, Cl A *	74	2
Cable One Inc	79	116
Cardlytics Inc *	761	42
Cars.com Inc *	4,178	60
Charter Communications Inc, Cl A *	1,268	692
Cinemark Holdings Inc *	4,289	74
Clear Channel Outdoor Holdings, Cl A *	17,605	61
Cogent Communications Holdings Inc	148	10
Comcast Corp, Cl A	52,817	2,473
Discovery Inc, Cl C *	354	9
EchoStar Corp, Cl A *	1,124	27
Electronic Arts Inc	4,844	613
Emerald Holding Inc *	4,781	16
Eventbrite Inc, Cl A *	2,537	37
EverQuote Inc, Cl A *	1,468	24
EW Scripps Co/The, Cl A *	3,299	69
Fox, Cl B	1,428	52
Fox Corp, Cl A	1,372	54
fuboTV *	3,908	26
IAC *	376	38
IMAX Corp *	2,244	42
Interpublic Group of Cos Inc/The	8,487	301
Iridium Communications Inc *	366	15
John Wiley & Sons Inc, Cl A	236	13
Liberty Broadband Corp, Cl A *	81	11
Liberty Broadband Corp, Cl C *	343	46
Liberty Media Corp-Liberty Formula One, Cl C *	262	18
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	11
Live Nation Entertainment Inc *	181	21
LiveOne *	14,750	12
Loyalty Ventures *	534	9
Lumen Technologies	872	10
Madison Square Garden Entertainment Corp *	1,768	147
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	2,551	34
Match Group Inc *	1,841	200
Meta Platforms, Cl A *	29,295	6,514
Netflix Inc *	5,046	1,890
New York Times Co/The, Cl A	439	20
News Corp, Cl A	829	18
Nexstar Media Group Inc, Cl A	94	18
Omnicom Group Inc	10,137	860
Paramount Global, Cl B	7,304	276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinterest, Cl A *	3,339	$82
Roku Inc, Cl A *	818	102
Scholastic Corp	1,266	51
Shenandoah Telecommunications Co	222	5
Sirius XM Holdings Inc	7,153	47
Skillz, Cl A *	3,639	11
Spotify Technology SA *	1,265	191
Take-Two Interactive Software Inc *	830	128
TechTarget Inc *	1,986	161
TEGNA Inc	3,052	68
T-Mobile US Inc *	4,985	640
TripAdvisor Inc *	1,712	46
Twitter Inc *	7,369	285
Verizon Communications Inc	57,853	2,947
Vimeo *	610	7
Walt Disney Co/The *	21,958	3,012
World Wrestling Entertainment Inc, Cl A	780	49
Yelp, Cl A *	1,355	46
Ziff Davis *	2,547	247
Zynga Inc, Cl A *	14,448	134
		48,888
Consumer Discretionary — 12.2%
1-800-Flowers.com Inc, Cl A *	3,668	47
2U Inc *	871	12
Aaron's Co Inc	416	8
Abercrombie & Fitch Co, Cl A *	2,970	95
Adtalem Global Education Inc *	5,431	161
Advance Auto Parts Inc	317	66
Amazon.com Inc *	5,468	17,825
American Eagle Outfitters Inc	3,416	57
American Public Education Inc *	1,831	39
Aramark	260	10
Asbury Automotive Group Inc *	425	68
AutoNation Inc *	970	97
AutoZone Inc *	235	480
Bath & Body Works	638	31
Bed Bath & Beyond Inc *	517	12
Best Buy Co Inc	14,318	1,302
Big Lots Inc	1,758	61
Bloomin' Brands Inc	2,259	50
Booking Holdings Inc *	563	1,322
Boot Barn Holdings Inc *	1,181	112
BorgWarner Inc	321	12
Bright Horizons Family Solutions Inc *	76	10
Brinker International Inc *	1,180	45
Brunswick Corp/DE	839	68
Buckle Inc/The	1,885	62
Burlington Stores Inc *	482	88
Callaway Golf Co *	2,383	56
Canoo *	5,091	28
Capri Holdings Ltd *	1,319	68
CarMax Inc *	1,086	105

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carnival Corp *	15,800	$319
Carter's Inc	471	43
Carvana Co, Cl A *	309	37
Cavco Industries Inc *	255	61
Cheesecake Factory Inc/The *	1,236	49
Chegg Inc *	176	6
Children's Place Inc/The *	812	40
Chipotle Mexican Grill Inc, Cl A *	232	367
Choice Hotels International Inc	113	16
Columbia Sportswear Co	891	81
Cracker Barrel Old Country Store Inc	323	38
Dana Inc	2,660	47
Darden Restaurants Inc	705	94
Dave & Buster's Entertainment Inc *	1,283	63
Deckers Outdoor Corp *	306	84
Denny's Corp *	2,500	36
Designer Brands Inc, Cl A *	3,316	45
Dick's Sporting Goods Inc	1,054	105
Dillard's Inc, Cl A	726	195
Dollar General Corp	2,608	581
Dollar Tree Inc *	1,320	211
Domino's Pizza Inc	309	126
DoorDash, Cl A *	523	61
Dorman Products Inc *	128	12
DR Horton Inc	1,973	147
eBay Inc	20,542	1,176
Etsy Inc *	1,162	144
Expedia Group Inc *	389	76
Fisker *	2,626	34
Five Below Inc *	410	65
Floor & Decor Holdings Inc, Cl A *	232	19
Foot Locker Inc	1,308	39
Ford Motor Co	36,995	626
Fox Factory Holding Corp *	749	73
Frontdoor *	251	8
Gap Inc/The	11,382	160
Garmin Ltd	418	50
General Motors Co *	13,058	571
Gentex Corp	440	13
Gentherm Inc *	184	13
Genuine Parts Co	109	14
Goodyear Tire & Rubber Co/The *	989	14
Graham Holdings Co, Cl B	78	48
Grand Canyon Education Inc *	121	12
Group 1 Automotive Inc	86	14
GrowGeneration *	2,599	24
Guess? Inc	2,341	51
H&R Block Inc	3,157	82
Hanesbrands Inc	13,319	198
Harley-Davidson Inc	306	12
Hasbro Inc	2,632	216
Helen of Troy Ltd *	57	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hilton Grand Vacations Inc *	3,016	$157
Hilton Worldwide Holdings Inc *	3,186	483
Home Depot Inc/The	13,012	3,895
Hyatt Hotels Corp, Cl A *	135	13
Installed Building Products Inc	694	59
iRobot Corp *	1,013	64
Jack in the Box Inc	658	61
Johnson Outdoors Inc, Cl A	659	51
KB Home	4,733	153
Kohl's Corp	1,859	112
Kontoor Brands Inc	1,282	53
La-Z-Boy Inc, Cl Z	1,597	42
LCI Industries	483	50
Lear Corp	6,486	925
Leggett & Platt Inc	222	8
Lennar Corp, Cl A	461	37
Lennar Corp, Cl B	450	31
LGI Homes Inc *	127	12
Liquidity Services *	2,249	39
LKQ Corp	317	14
Lowe's Cos Inc	13,635	2,757
Lululemon Athletica Inc *	1,171	428
M/I Homes Inc *	198	9
Macy's Inc	4,042	98
Malibu Boats Inc, Cl A *	202	12
Marriott International Inc/MD, Cl A *	3,599	633
Marriott Vacations Worldwide Corp	394	62
Mattel Inc *	14,805	329
McDonald's Corp	11,361	2,809
Meritage Homes Corp *	794	63
Mohawk Industries Inc *	127	16
Monro Inc	626	28
Murphy USA Inc	422	84
National Vision Holdings Inc *	447	19
Newell Brands Inc	605	13
NIKE Inc, Cl B	17,693	2,381
Nordstrom Inc	3,866	105
Norwegian Cruise Line Holdings Ltd *	14,956	327
NVR Inc *	13	58
ODP Corp/The*	283	13
Ollie's Bargain Outlet Holdings Inc *	212	9
OneSpaWorld Holdings Ltd *	3,063	31
O'Reilly Automotive Inc *	677	464
Oxford Industries Inc	665	60
Papa John's International Inc	806	85
Peloton Interactive Inc, Cl A *	3,058	81
Penske Automotive Group Inc	957	90
PetMed Express Inc	366	9
Planet Fitness Inc, Cl A *	173	15
Polaris Inc	966	102
PulteGroup Inc	5,125	215
PVH Corp	108	8

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qurate Retail Inc	1,412	$7
Ralph Lauren Corp, Cl A	690	78
RealReal Inc/The *	5,091	37
Rent-A-Center Inc/TX, Cl A	1,764	44
RH *	224	73
Ross Stores Inc	3,209	290
Royal Caribbean Cruises Ltd *	8,804	738
Sally Beauty Holdings Inc *	2,794	44
SeaWorld Entertainment Inc *	251	19
Service Corp International/US	250	16
Shake Shack Inc, Cl A *	157	11
Shutterstock Inc	205	19
Signet Jewelers Ltd	2,402	175
Six Flags Entertainment Corp *	248	11
Sleep Number Corp *	1,033	52
Standard Motor Products Inc	943	41
Starbucks Corp	16,902	1,538
Steven Madden Ltd	1,178	46
Stitch Fix Inc, Cl A *	1,021	10
Strategic Education Inc	331	22
Stride Inc *	348	13
Tapestry Inc	2,803	104
Target Corp	6,577	1,396
Taylor Morrison Home Corp, Cl A *	12,743	347
Tempur Sealy International Inc	2,272	63
Tenneco Inc, Cl A *	3,599	66
Terminix Global Holdings Inc *	303	14
Tesla Inc *	10,410	11,218
Texas Roadhouse Inc, Cl A	889	74
Thor Industries Inc	106	8
TJX Cos Inc/The	14,736	893
Toll Brothers Inc	2,246	106
TopBuild Corp *	476	86
Tractor Supply Co	2,377	555
Travel + Leisure	4,669	271
Tri Pointe Homes *	3,236	65
Tupperware Brands Corp *	3,286	64
Ulta Beauty Inc *	279	111
Under Armour Inc, Cl C *	556	9
Urban Outfitters Inc *	417	10
Vail Resorts Inc	46	12
VF Corp	4,023	229
Victoria's Secret *	212	11
Visteon Corp *	551	60
Vroom *	3,337	9
Wayfair Inc, Cl A *	320	35
Wendy's Co/The	11,419	251
Whirlpool Corp	638	110
Williams-Sonoma Inc	160	23
Wingstop Inc	582	68
Winnebago Industries Inc	191	10
Wolverine World Wide Inc	1,511	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Workhorse Group Inc *	4,879	$24
WW International Inc *	1,262	13
Wyndham Hotels & Resorts Inc	189	16
Yum China Holdings Inc	1,913	79
Yum! Brands Inc	8,356	990
Zumiez Inc *	1,593	61
		67,475
Consumer Staples — 5.6%
Andersons Inc/The	1,960	98
Archer-Daniels-Midland Co	4,581	414
B&G Foods Inc	862	23
BellRing Brands *	136	3
Beyond Meat Inc *	166	8
BJ's Wholesale Club Holdings Inc *	2,099	142
Bunge Ltd	1,596	177
Calavo Growers Inc	571	21
Campbell Soup Co	10,354	462
Casey's General Stores Inc	65	13
Celsius Holdings *	1,932	107
Chefs' Warehouse Inc/The *	1,366	44
Church & Dwight Co Inc	1,025	102
Clorox Co/The	2,716	378
Coca-Cola Co/The	44,340	2,749
Colgate-Palmolive Co	13,653	1,035
Conagra Brands Inc	14,479	486
Costco Wholesale Corp	5,124	2,951
Coty Inc, Cl A *	1,026	9
Darling Ingredients *	716	57
Edgewell Personal Care Co	310	11
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	651
Flowers Foods Inc	555	14
Fresh Del Monte Produce Inc	1,442	37
General Mills Inc	13,887	940
Grocery Outlet Holding Corp *	263	9
Hain Celestial Group Inc/The *	461	16
Herbalife Nutrition Ltd *	1,088	33
Hershey Co/The	2,295	497
HF Foods Group Inc *	2,213	15
Hormel Foods Corp	4,797	247
Ingredion Inc	1,110	97
J M Smucker Co/The	6,494	879
Kellogg Co	6,713	433
Keurig Dr Pepper Inc	16,196	614
Kimberly-Clark Corp	6,484	799
Kraft Heinz Co/The	1,168	46
Kroger Co/The	17,094	981
Lamb Weston Holdings Inc	594	36
McCormick & Co Inc/MD	5,832	582
MedAvail Holdings *	31,022	30
Medifast Inc	71	12
Mondelez International Inc, Cl A	17,402	1,092

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monster Beverage Corp *	1,999	$160
National Beverage Corp	344	15
PepsiCo Inc	26,903	4,503
Performance Food Group Co *	1,023	52
Pilgrim's Pride Corp *	355	9
Post Holdings Inc *	108	7
PriceSmart Inc	179	14
Procter & Gamble Co/The	28,893	4,415
Sanderson Farms Inc	297	56
SpartanNash Co	1,252	41
Spectrum Brands Holdings Inc	183	16
Sprouts Farmers Market Inc *	623	20
Sysco Corp	17,657	1,442
TreeHouse Foods Inc *	237	8
Tyson Foods Inc, Cl A	175	16
US Foods Holding Corp *	2,211	83
Walgreens Boots Alliance Inc	11,242	503
Walmart Inc	16,342	2,434
		31,151
Energy — 4.0%
Antero Midstream Corp	7,912	86
APA	7,933	328
Baker Hughes Co, Cl A	4,496	164
Cactus Inc, Cl A	1,525	87
Callon Petroleum *	2,548	151
ChampionX Corp	383	9
Cheniere Energy Inc	1,265	175
Chevron Corp	23,292	3,793
Clean Energy Fuels *	4,579	36
CNX Resources Corp *	6,091	126
ConocoPhillips	28,962	2,896
Continental Resources Inc/OK	337	21
Coterra Energy	7,300	197
Devon Energy Corp	2,945	174
Diamondback Energy Inc	133	18
Dril-Quip Inc *	1,072	40
DT Midstream	405	22
EOG Resources Inc	4,528	540
EQT Corp	2,732	94
Equitrans Midstream Corp	2,185	18
Expro Group Holdings *	1,529	27
Exxon Mobil Corp	51,029	4,215
Gevo *	6,754	32
Golar LNG Ltd *	3,888	96
Halliburton Co	4,450	169
Helmerich & Payne Inc	1,494	64
Hess Corp	4,195	449
HF Sinclair	3,119	124
International Seaways Inc	3,587	65
Kinder Morgan Inc	32,576	616
Kinetik Holdings, Cl A	815	53
Kosmos Energy Ltd *	44,503	320

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Magnolia Oil & Gas Corp, Cl A	3,984	$94
Marathon Oil Corp	5,472	137
Marathon Petroleum Corp	7,000	599
Murphy Oil Corp	449	18
Nabors Industries Ltd *	367	56
NOV	482	9
Occidental Petroleum Corp	8,202	465
Oceaneering International Inc *	3,376	51
ONEOK Inc	3,505	248
Patterson-UTI Energy Inc	4,952	77
PBF Energy Inc, Cl A *	3,466	84
Phillips 66	5,367	464
Pioneer Natural Resources Co	2,260	565
Range Resources Corp *	2,413	73
RPC Inc *	10,482	112
Schlumberger NV Ltd	39,202	1,619
SM Energy	5,146	200
Southwestern Energy Co *	21,739	156
Targa Resources Corp	11,252	849
Tellurian *	11,904	63
Valero Energy Corp	4,715	479
Williams Cos Inc/The	11,002	368
		21,991
Financials — 12.3%
Affiliated Managers Group Inc	910	128
Aflac Inc	3,214	207
AGNC Investment Corp ‡	2,838	37
Alleghany Corp *	15	13
Allegiance Bancshares Inc	1,318	59
Allstate Corp/The	3,458	479
Ally Financial Inc	1,575	68
American Express Co	9,360	1,750
American Financial Group Inc/OH	449	65
American International Group Inc	6,597	414
American National Group Inc	91	17
Ameriprise Financial Inc	1,250	375
Ameris Bancorp	1,129	50
AMERISAFE Inc	743	37
Annaly Capital Management Inc ‡	15,140	107
Apollo Commercial Real Estate Finance Inc ‡	2,686	37
Apollo Global Management	1,230	76
Arch Capital Group Ltd *	2,404	116
Ares Management, Cl A	632	51
Argo Group International Holdings Ltd	750	31
Arthur J Gallagher & Co	1,036	181
Artisan Partners Asset Management Inc, Cl A	1,589	63
AssetMark Financial Holdings *	1,796	40
Associated Banc-Corp	4,274	97
Assurant Inc	87	16
Assured Guaranty Ltd	994	63
Atlantic Union Bankshares Corp	1,302	48

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axis Capital Holdings Ltd	825	$50
Axos Financial Inc *	310	14
Bank of America Corp	87,545	3,609
Bank of Hawaii Corp	1,051	88
Bank of Marin Bancorp	1,079	38
Bank of New York Mellon Corp/The	12,656	628
Bank of NT Butterfield & Son Ltd/The	1,324	48
Bank OZK	366	16
BankUnited Inc	2,418	106
Banner Corp	851	50
Berkshire Hathaway Inc, Cl B *	22,449	7,922
Berkshire Hills Bancorp Inc	1,501	44
BGC Partners Inc, Cl A	8,389	37
BlackRock Inc, Cl A	1,878	1,435
Blackstone	6,514	827
BOK Financial Corp	568	53
Brighthouse Financial Inc *	268	14
Brown & Brown Inc	290	21
Cadence Bank	1,525	45
Camden National Corp	1,097	52
Capital One Financial Corp	3,914	514
Capitol Federal Financial Inc	3,529	38
Carlyle Group	923	45
Cathay General Bancorp	1,291	58
Cboe Global Markets Inc	99	11
Central Pacific Financial Corp	1,651	46
Charles Schwab Corp/The	16,432	1,385
Chimera Investment Corp ‡	2,402	29
Chubb Ltd	6,169	1,320
Cincinnati Financial Corp	891	121
Citigroup Inc	24,313	1,298
Citizens Financial Group Inc	2,381	108
City Holding Co	607	48
CME Group Inc, Cl A	4,726	1,124
CNA Financial Corp	253	12
Cohen & Steers Inc	764	66
Comerica Inc	1,232	111
Commerce Bancshares Inc/MO	1,640	117
Community Bank System Inc	710	50
ConnectOne Bancorp Inc	1,891	61
Credit Acceptance Corp *	177	97
Cullen/Frost Bankers Inc	850	118
Dime Community Bancshares	1,467	51
Discover Financial Services	11,446	1,261
Eagle Bancorp Inc	1,035	59
East West Bancorp Inc	1,710	135
eHealth Inc *	512	6
Ellington Financial Inc ‡	2,748	49
Enterprise Financial Services Corp	1,063	50
Equitable Holdings Inc	432	13
Erie Indemnity Co, Cl A	433	76
Essent Group Ltd	970	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evercore Inc, Cl A	659	$73
Everest Re Group Ltd	179	54
FactSet Research Systems Inc	306	133
FB Financial Corp	1,250	56
Federal Agricultural Mortgage Corp, Cl C	119	13
Federated Hermes Inc, Cl B	1,492	51
Fidelity National Financial Inc	1,063	52
Fifth Third Bancorp	4,599	198
First American Financial Corp	814	53
First BanCorp/Puerto Rico	4,571	60
First Busey Corp	1,790	45
First Citizens BancShares Inc/NC, Cl A	159	106
First Commonwealth Financial Corp	3,365	51
First Financial Bancorp	1,921	44
First Financial Bankshares Inc	1,378	61
First Hawaiian Inc	3,126	87
First Horizon National Corp	6,041	142
First Interstate BancSystem, Cl A	1,171	43
First Merchants Corp	1,182	49
First Republic Bank/CA	1,080	175
FirstCash Holdings	612	43
FNB Corp/PA	3,907	49
Franklin BSP Realty Trust ‡	2,050	29
Franklin Resources Inc	6,856	192
Fulton Financial Corp	2,789	46
Genworth Financial Inc, Cl A *	10,439	39
German American Bancorp Inc	1,414	54
Globe Life Inc	108	11
Goldman Sachs Group Inc/The	3,960	1,307
Goosehead Insurance Inc, Cl A	215	17
Great Ajax ‡	3,748	44
Hancock Whitney Corp	1,142	60
Hannon Armstrong Sustainable Infrastructure Capital Inc	20,833	988
Hanover Insurance Group Inc/The	124	19
HarborOne Bancorp Inc	4,621	65
Hartford Financial Services Group Inc/The	1,006	72
Heartland Financial USA Inc	1,003	48
Heritage Financial Corp/WA	1,744	44
Home BancShares Inc/AR	2,523	57
HomeStreet Inc	309	15
Hope Bancorp Inc	3,233	52
Horace Mann Educators Corp	1,125	47
Houlihan Lokey Inc, Cl A	192	17
Huntington Bancshares Inc/OH	9,540	139
Independent Bank Corp	580	47
Independent Bank Group Inc	846	60
Intercontinental Exchange Inc	5,170	683
Invesco Ltd	18,276	421
Invesco Mortgage Capital Inc ‡	3,234	7
Investors Bancorp Inc	4,061	61
James River Group Holdings Ltd	1,180	29

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group	1,207	$42
Jefferies Financial Group Inc	2,313	76
JPMorgan Chase & Co	35,839	4,886
KeyCorp	12,904	289
Kinsale Capital Group Inc	73	17
KKR & Co Inc	3,222	188
KKR Real Estate Finance Trust Inc ‡	2,440	50
Lakeland Bancorp Inc	2,890	48
Lazard Ltd, Cl A (A)	2,316	80
Lemonade *	1,665	44
LendingTree Inc *	175	21
Lincoln National Corp	3,621	237
Loews Corp	222	14
LPL Financial Holdings Inc	1,036	189
M&T Bank Corp	929	157
MarketAxess Holdings Inc	144	49
Marsh & McLennan Cos Inc	15,644	2,666
Mercury General Corp	233	13
Meta Financial Group Inc	266	15
MetLife Inc	6,576	462
MFA Financial Inc ‡	6,337	26
MGIC Investment Corp	3,455	47
Moelis & Co, Cl A	1,564	73
Moody's Corp	2,613	882
Morgan Stanley	32,105	2,806
Morningstar Inc	67	18
Mr Cooper Group Inc *	335	15
MSCI Inc, Cl A	635	319
Nasdaq Inc	2,378	424
NBT Bancorp Inc	1,213	44
Nelnet Inc, Cl A	793	67
New Residential Investment Corp ‡	14,139	155
New York Community Bancorp Inc	951	10
New York Mortgage Trust Inc ‡	7,776	28
NMI Holdings Inc, Cl A *	1,470	30
Northern Trust Corp	7,549	879
Northfield Bancorp Inc	2,868	41
OFG Bancorp	2,119	56
Old National Bancorp/IN	5,093	83
OneMain Holdings Inc, Cl A	258	12
Pacific Premier Bancorp Inc	3,188	113
PacWest Bancorp	1,283	55
Palomar Holdings Inc, Cl A *	145	9
People's United Financial Inc	5,001	100
Pinnacle Financial Partners Inc	1,489	137
PNC Financial Services Group Inc/The	5,690	1,050
Popular Inc	1,507	123
PRA Group Inc *	1,320	60
Primerica	323	44
Principal Financial Group Inc	662	49
ProAssurance Corp	1,351	36
PROG Holdings Inc *	832	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progressive Corp/The	6,231	$710
Prosperity Bancshares Inc	1,192	83
Provident Financial Services Inc	1,988	47
Prudential Financial Inc	16,015	1,893
Radian Group Inc	1,924	43
Raymond James Financial Inc	1,470	162
Redwood Trust Inc ‡	2,992	32
Regional Management	872	42
Regions Financial Corp	72,286	1,609
Reinsurance Group of America Inc, Cl A	578	63
RenaissanceRe Holdings Ltd	248	39
Renasant Corp	1,366	46
RLI Corp	545	60
S&P Global Inc	7,141	2,929
S&T Bancorp Inc	1,247	37
Sandy Spring Bancorp Inc	1,350	61
Seacoast Banking Corp of Florida	1,616	57
ServisFirst Bancshares Inc	187	18
Signature Bank/New York NY	676	198
Silvergate Capital, Cl A *	716	108
SLM Corp	8,316	153
SouthState	216	18
Starwood Property Trust Inc ‡	2,000	48
State Street Corp	9,970	869
Stifel Financial Corp	245	17
SVB Financial Group *	439	246
Synchrony Financial	4,720	164
Synovus Financial Corp	1,267	62
T Rowe Price Group Inc	2,711	410
Texas Capital Bancshares Inc *	822	47
TFS Financial Corp	573	10
TPG RE Finance Trust Inc ‡	2,439	29
Travelers Cos Inc/The	2,743	501
TriCo Bancshares	1,219	49
TriState Capital Holdings Inc *	1,917	64
Triumph Bancorp Inc *	822	77
Truist Financial Corp	14,236	807
Trustmark Corp	1,410	43
Two Harbors Investment Corp ‡	6,390	35
UMB Financial Corp	715	69
Umpqua Holdings Corp	2,753	52
Univest Financial Corp	1,820	49
Unum Group	1,638	52
US Bancorp	12,299	654
Valley National Bancorp	4,269	56
Veritex Holdings Inc	348	13
Virtu Financial Inc, Cl A	3,026	113
W R Berkley Corp	248	16
Walker & Dunlop Inc	749	97
Washington Trust Bancorp Inc	924	49
Webster Financial Corp	2,008	113
Wells Fargo & Co	46,926	2,274

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westamerica BanCorp	731	$44
Western Alliance Bancorp	1,801	149
Wintrust Financial Corp	708	66
Zions Bancorp NA	1,771	116
		67,773
Health Care — 13.6%
2seventy bio *	215	4
Abbott Laboratories	27,119	3,210
AbbVie Inc	25,124	4,073
ABIOMED Inc *	332	110
Acadia Healthcare Co Inc *	220	14
Accolade *	956	17
AdaptHealth, Cl A *	2,632	42
Adaptive Biotechnologies Corp *	1,704	24
Adverum Biotechnologies Inc *	85,190	112
Aerie Pharmaceuticals Inc *	2,282	21
Agilent Technologies Inc	7,874	1,042
Agios Pharmaceuticals Inc *	1,062	31
Akebia Therapeutics Inc *	1,063	1
Alector Inc *	2,628	37
Align Technology Inc *	691	301
Allakos Inc *	378	2
Allogene Therapeutics Inc *	1,838	17
Alnylam Pharmaceuticals Inc *	1,202	196
Amedisys Inc *	56	10
American Well, Cl A *	10,093	42
AmerisourceBergen Corp, Cl A	266	41
Amgen Inc	9,045	2,187
Amicus Therapeutics Inc *	5,193	49
AMN Healthcare Services Inc *	832	87
Anika Therapeutics Inc *	920	23
Anthem Inc	2,728	1,340
Apellis Pharmaceuticals Inc *	246	12
Apollo Medical Holdings Inc *	2,152	104
Applied Molecular Transport *	2,130	16
Arcturus Therapeutics Holdings *	483	13
Arcus Biosciences Inc *	2,371	75
Arrowhead Pharmaceuticals Inc *	251	12
Arvinas Inc *	1,298	87
Atara Biotherapeutics Inc *	3,254	30
Atrion Corp	71	51
Avanos Medical Inc *	301	10
Avantor Inc *	1,656	56
Axonics Inc *	351	22
Axsome Therapeutics Inc *	618	26
Azenta	207	17
Baxter International Inc	12,373	959
Becton Dickinson and Co	4,437	1,180
BioCryst Pharmaceuticals Inc *	5,296	86
Biogen Inc *	2,874	605
Biohaven Pharmaceutical Holding Co Ltd *	568	67
BioMarin Pharmaceutical Inc *	1,042	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bionano Genomics *	6,993	$18
Bio-Rad Laboratories Inc, Cl A *	32	18
Bio-Techne Corp	53	23
Bluebird Bio Inc *	645	3
Boston Scientific Corp *	16,399	726
Bridgebio Pharma Inc *	241	2
Bristol-Myers Squibb Co	38,732	2,829
Brookdale Senior Living Inc *	7,397	52
Bruker Corp	233	15
Cara Therapeutics Inc *	2,942	36
Cardinal Health Inc	2,213	125
CareDx *	6,310	233
Cassava Sciences *	614	23
Castle Biosciences *	730	33
Catalent Inc *	949	105
Catalyst Pharmaceuticals Inc *	11,416	95
Centene Corp *	4,805	405
Change Healthcare Inc *	3,522	77
Charles River Laboratories International Inc *	77	22
Chemed Corp	114	58
ChemoCentryx Inc *	2,278	57
Cigna Corp	7,556	1,810
Cooper Cos Inc/The	236	99
Corcept Therapeutics Inc *	3,878	87
CorVel Corp *	125	21
Covetrus Inc *	1,045	18
Crinetics Pharmaceuticals Inc *	2,310	51
CryoPort *	871	30
Cue Biopharma Inc *	2,087	10
CVS Health Corp	28,143	2,848
Cytokinetics Inc *	7,134	263
Danaher Corp	7,191	2,109
DaVita Inc *	160	18
Deciphera Pharmaceuticals Inc *	716	7
Denali Therapeutics Inc *	2,631	85
DENTSPLY SIRONA Inc	3,113	153
Dexcom *	847	433
Dynavax Technologies Corp *	8,733	95
Eagle Pharmaceuticals Inc/DE *	1,045	52
Editas Medicine Inc, Cl A *	1,596	30
Edwards Lifesciences Corp *	8,484	999
Elanco Animal Health Inc *	398	10
Eli Lilly and Co	11,234	3,217
Emergent BioSolutions Inc *	950	39
Enanta Pharmaceuticals Inc *	785	56
Encompass Health Corp	164	12
Enovis *	1,455	58
Envista Holdings Corp *	317	15
Epizyme Inc *	2,749	3
Esperion Therapeutics Inc *	962	4
Exact Sciences Corp *	930	65

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis Inc *	4,344	$98
Fate Therapeutics Inc *	3,277	127
FibroGen Inc *	1,053	13
Forte Biosciences *	61,361	90
Fulgent Genetics *	853	53
G1 Therapeutics Inc *	1,715	13
Gilead Sciences Inc	18,126	1,078
Glaukos Corp *	167	10
Global Blood Therapeutics Inc *	643	22
Globus Medical Inc, Cl A *	179	13
Gossamer Bio Inc *	3,279	28
Halozyme Therapeutics Inc *	2,641	105
Hanger Inc *	1,891	35
Harpoon Therapeutics Inc *	720	4
HCA Healthcare Inc	2,314	580
Health Catalyst Inc *	1,594	42
HealthEquity Inc *	673	45
Henry Schein Inc *	2,612	228
Heron Therapeutics Inc *	1,977	11
Heska Corp *	69	10
Hologic Inc *	927	71
Humana Inc	1,059	461
ICU Medical Inc *	62	14
IDEXX Laboratories Inc *	707	387
IGM Biosciences *	1,084	29
Illumina Inc *	3,200	1,118
Inari Medical *	419	38
Incyte Corp *	1,063	84
Innoviva Inc *	3,557	69
Inogen Inc *	706	23
Inovio Pharmaceuticals Inc *	2,095	8
Insmed Inc *	2,129	50
Inspire Medical Systems Inc *	110	28
Insulet Corp *	65	17
Integer Holdings Corp *	625	50
Integra LifeSciences Holdings Corp *	188	12
Intellia Therapeutics *	1,231	89
Intercept Pharmaceuticals Inc *	417	7
Intra-Cellular Therapies Inc *	3,894	238
Intuitive Surgical Inc *	4,209	1,270
Invitae Corp *	330	3
Ionis Pharmaceuticals Inc *	782	29
Iovance Biotherapeutics Inc *	8,304	138
IQVIA Holdings Inc *	1,378	319
iRhythm Technologies *	210	33
Ironwood Pharmaceuticals Inc, Cl A *	3,844	48
Johnson & Johnson	31,861	5,647
Kala Pharmaceuticals Inc *	7,142	10
Karuna Therapeutics Inc *	118	15
Karyopharm Therapeutics Inc *	2,929	22
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	40
Kodiak Sciences Inc *	1,218	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Krystal Biotech Inc *	823	$55
Kura Oncology Inc *	3,438	55
Laboratory Corp of America Holdings *	515	136
Lantheus Holdings Inc *	2,408	133
LHC Group Inc *	57	10
Ligand Pharmaceuticals Inc *	462	52
MacroGenics Inc *	1,782	16
Madrigal Pharmaceuticals Inc *	531	52
McKesson Corp	856	262
MEDNAX Inc *	417	10
MEI Pharma *	16,528	10
Merck & Co Inc	39,446	3,237
Meridian Bioscience Inc *	5,130	133
Mettler-Toledo International Inc *	1,016	1,395
Mirati Therapeutics Inc *	429	35
Moderna Inc *	4,368	752
Myriad Genetics Inc *	1,860	47
Natera Inc *	229	9
National Research Corp	779	31
Natus Medical Inc *	1,614	42
Nektar Therapeutics, Cl A *	2,328	13
Neogen Corp *	300	9
Neurocrine Biosciences Inc *	1,089	102
Nevro Corp *	83	6
NextGen Healthcare Inc *	3,392	71
Novavax Inc *	816	60
Novocure *	224	19
Ontrak *	751	2
Option Care Health Inc *	648	18
OraSure Technologies Inc *	6,042	41
Organon	3,944	138
Pennant Group Inc/The *	1,609	30
Penumbra Inc *	72	16
PerkinElmer Inc	120	21
Pfizer Inc	73,662	3,813
Phreesia Inc *	361	10
Premier Inc, Cl A	2,266	81
Protagonist Therapeutics *	1,083	26
PTC Therapeutics Inc *	1,021	38
Puma Biotechnology Inc *	5,574	16
QIAGEN NV *	2,338	115
Quest Diagnostics Inc	865	118
Reata Pharmaceuticals Inc, Cl A *	537	18
Regeneron Pharmaceuticals Inc *	1,105	772
Repligen Corp *	553	104
ResMed Inc	2,930	711
Revance Therapeutics Inc *	3,056	60
Rhythm Pharmaceuticals Inc *	687	8
Rocket Pharmaceuticals *	932	15
Rubius Therapeutics Inc *	3,679	20
Sage Therapeutics Inc *	516	17
Sangamo Therapeutics Inc *	1,002	6

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sarepta Therapeutics Inc *	87	$7
Scholar Rock Holding Corp *	2,520	32
Seagen Inc *	750	108
Senseonics Holdings *	13,850	27
Shockwave Medical Inc *	2,006	416
Simulations Plus Inc	1,477	75
Sorrento Therapeutics Inc *	12,406	29
STAAR Surgical Co *	193	15
Stryker Corp	3,476	929
Supernus Pharmaceuticals Inc *	2,174	70
Surmodics Inc *	1,169	53
Syros Pharmaceuticals Inc *	1,610	2
Tactile Systems Technology Inc *	728	15
Tandem Diabetes Care Inc *	144	17
Teladoc Health Inc *	399	29
Teleflex Inc	742	263
TG Therapeutics Inc *	4,916	47
Theravance Biopharma Inc *	2,200	21
Thermo Fisher Scientific Inc	4,827	2,851
Travere Therapeutics *	3,434	88
Turning Point Therapeutics Inc *	828	22
Twist Bioscience Corp *	606	30
Ultragenyx Pharmaceutical Inc *	1,143	83
United Therapeutics Corp *	559	100
UnitedHealth Group Inc	11,332	5,779
Universal Health Services Inc, Cl B	80	12
UroGen Pharma Ltd *	1,543	13
US Physical Therapy Inc	428	43
Utah Medical Products	515	46
Varex Imaging Corp *	1,631	35
VBI Vaccines Inc *	14,663	24
Veeva Systems Inc, Cl A *	1,157	246
Vericel *	1,218	47
Vertex Pharmaceuticals Inc *	3,305	862
Viatris Inc, Cl W *	1,277	14
Viking Therapeutics Inc *	6,150	18
Waters Corp *	395	123
West Pharmaceutical Services Inc	1,875	770
Y-mAbs Therapeutics *	3,117	37
Zentalis Pharmaceuticals *	2,422	112
Zimmer Biomet Holdings Inc	3,501	448
Zimvie *	350	8
Zoetis Inc, Cl A	6,022	1,136
		75,242
Industrials — 7.6%
3M Co	10,841	1,614
A O Smith Corp	1,708	109
AAON Inc	192	11
AAR Corp *	1,101	53
ABM Industries Inc	1,349	62
ACCO Brands Corp	5,214	42
Acuity Brands Inc	84	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ADT Inc	6,039	$46
AECOM	6,633	509
AGCO Corp	149	22
Air Lease Corp, Cl A	1,053	47
Alamo Group Inc	86	12
Alaska Air Group Inc *	9,238	536
Allison Transmission Holdings Inc	1,870	73
Altra Industrial Motion Corp	260	10
AMERCO	28	17
American Airlines Group Inc *	405	7
American Woodmark Corp *	461	23
AMETEK Inc	1,369	182
Apogee Enterprises Inc	1,229	58
Applied Industrial Technologies Inc	745	76
ArcBest Corp	336	27
Arcosa Inc	1,128	65
Argan Inc	1,315	53
Armstrong World Industries Inc	161	14
ASGN Inc *	146	17
Astec Industries Inc	204	9
Astronics *	3,653	47
Atkore *	453	45
Avis Budget Group Inc *	2,276	599
Axon Enterprise Inc *	1,678	231
AZZ Inc	1,071	52
Barnes Group Inc	807	32
Blink Charging *	1,491	39
Bloom Energy Corp, Cl A *	4,597	111
Brady Corp, Cl A	873	40
Brink's Co/The	540	37
Byrna Technologies *	4,887	40
Carlisle Cos Inc	311	76
Carrier Global Corp	6,184	284
CBIZ Inc *	1,805	76
CH Robinson Worldwide Inc	148	16
Chart Industries Inc *	142	24
Cintas Corp	1,907	811
CIRCOR International Inc *	1,110	30
Clean Harbors Inc *	137	15
Comfort Systems USA Inc	988	88
Construction Partners Inc, Cl A *	391	10
Copa Holdings SA, Cl A *	469	39
Copart Inc *	1,284	161
CoStar Group Inc *	3,260	217
Crane Co	135	15
CSW Industrials Inc	116	14
CSX Corp	29,082	1,089
Cummins Inc	3,179	652
Curtiss-Wright Corp	1,789	269
Deere & Co	4,735	1,967
Delta Air Lines Inc *	35,179	1,392
Deluxe Corp	981	30

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Donaldson Co Inc	202	$10
Dover Corp	383	60
Dycom Industries Inc *	1,064	101
EMCOR Group Inc	565	64
Emerson Electric Co	6,592	646
Enerpac Tool Group, Cl A	2,369	52
EnerSys	664	50
EnPro Industries Inc	738	72
Equifax Inc	535	127
ESCO Technologies Inc	568	40
Expeditors International of Washington Inc	1,163	120
Exponent Inc	135	15
Fastenal Co	2,894	172
Federal Signal Corp	1,560	53
FedEx Corp	2,712	628
Flowserve Corp	239	9
Fluor Corp *	4,373	125
Forrester Research Inc *	1,169	66
Fortune Brands Home & Security Inc	174	13
Forward Air Corp	144	14
Franklin Electric Co Inc	180	15
FTI Consulting Inc *	443	70
FuelCell Energy *	8,509	49
Generac Holdings Inc *	203	60
General Electric	11,119	1,017
Gibraltar Industries Inc *	164	7
Graco Inc	223	16
GrafTech International Ltd	954	9
Granite Construction Inc	1,780	58
Great Lakes Dredge & Dock Corp *	4,289	60
Greenbrier Cos Inc/The	1,583	82
GXO Logistics *	1,041	74
Hawaiian Holdings Inc *	1,619	32
Healthcare Services Group Inc	422	8
HEICO Corp	4,351	668
HEICO Corp, Cl A	3,200	406
Helios Technologies Inc	1,091	88
Herc Holdings Inc	1,012	169
Hexcel Corp	29,387	1,748
Hillenbrand Inc	300	13
HNI Corp	1,268	47
Howmet Aerospace Inc	7,379	265
Hubbell Inc, Cl B	78	14
Hyliion Holdings *	4,149	18
IAA Inc *	253	10
ICF International Inc	545	51
IDEX Corp	68	13
Illinois Tool Works Inc	10,063	2,107
Ingersoll Rand Inc	355	18
Insperity Inc	592	59
Interface Inc, Cl A	2,949	40
ITT Inc	1,404	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JB Hunt Transport Services Inc	437	$88
JetBlue Airways Corp *	837	13
John Bean Technologies Corp	439	52
Kadant Inc	475	92
Kaman Corp	11,028	479
KAR Auction Services Inc *	2,303	42
Kelly Services Inc, Cl A	2,214	48
Kennametal Inc	1,343	38
Kforce Inc	444	33
Kimball International, Cl B	4,936	42
Kirby Corp *	1,032	75
Knight-Swift Transportation Holdings Inc, Cl A	1,357	68
Korn Ferry	1,193	77
Landstar System Inc	83	13
Lennox International Inc	44	11
Lincoln Electric Holdings Inc	1,027	142
Lindsay Corp	91	14
Lyft Inc, Cl A *	240	9
ManpowerGroup Inc	3,586	337
Marten Transport Ltd	3,469	62
Masco Corp	245	12
Matson Inc	1,273	154
Maxar Technologies Inc	10,873	429
McGrath RentCorp	666	57
MDU Resources Group Inc	386	10
Meritor Inc *	2,088	74
Middleby Corp/The *	103	17
MillerKnoll Inc	2,900	100
MRC Global Inc *	3,597	43
MSA Safety Inc	392	52
MSC Industrial Direct Co Inc, Cl A	1,115	95
Nordson Corp	600	136
Norfolk Southern Corp	2,628	750
NOW Inc *	4,359	48
NV5 Global Inc *	202	27
Old Dominion Freight Line Inc	516	154
Omega Flex Inc	70	9
Oshkosh Corp	2,762	278
Otis Worldwide Corp	2,457	189
Owens Corning	4,958	454
PACCAR Inc	1,403	124
Parker-Hannifin Corp	1,231	349
Parsons Corp *	1,198	46
Pitney Bowes Inc	11,792	61
Plug Power Inc *	4,368	125
Proto Labs Inc *	91	5
Quanta Services Inc	2,291	302
RBC Bearings Inc *	64	12
Regal Rexnord	1,068	159
Republic Services Inc, Cl A	599	79
Resideo Technologies Inc *	448	11

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robert Half International Inc	806	$92
Rockwell Automation Inc	1,620	454
Rollins Inc	3,532	124
Roper Technologies Inc	745	352
Ryder System Inc	1,425	113
Saia Inc *	96	23
Schneider National Inc, Cl B	521	13
Shoals Technologies Group, Cl A *	3,675	63
Shyft Group Inc/The	429	15
Simpson Manufacturing Co Inc	643	70
Snap-on Inc	318	65
Southwest Airlines Co *	2,055	94
SP Plus Corp *	1,169	37
Spirit AeroSystems Holdings Inc, Cl A	10,141	496
Spirit Airlines Inc *	1,221	27
SPX Corp *	999	49
SPX FLOW Inc	203	18
Stanley Black & Decker Inc	1,349	189
Steelcase Inc, Cl A	2,620	31
Stericycle Inc *	179	11
Sunrun Inc *	1,979	60
Team *	20,250	45
Tennant Co	639	50
Terex Corp	341	12
Tetra Tech Inc	564	93
Timken Co/The	204	12
Toro Co/The	1,175	100
TPI Composites Inc *	472	7
TransUnion	135	14
Trex Co Inc *	1,134	74
Trinity Industries Inc	511	18
Triton International	827	58
Triumph Group Inc *	1,853	47
TrueBlue Inc *	2,106	61
Uber Technologies Inc *	15,289	546
UFP Industries Inc	196	15
UniFirst Corp/MA	235	43
Union Pacific Corp	7,120	1,945
United Airlines Holdings Inc *	289	13
United Parcel Service Inc, Cl B	9,195	1,972
United Rentals Inc *	1,692	601
Univar Solutions Inc *	476	15
US Ecology Inc *	900	43
Valmont Industries Inc	76	18
Verisk Analytics Inc, Cl A	1,729	371
Virgin Galactic Holdings Inc *	6,746	67
Wabash National Corp	3,217	48
Waste Management Inc	6,467	1,025
Watsco Inc	52	16
Watts Water Technologies Inc, Cl A	507	71
Welbilt Inc *	3,137	75
WESCO International Inc *	3,661	476

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	465	$45
WillScot Mobile Mini Holdings Corp, Cl A *	590	23
Woodward Inc	139	17
WW Grainger Inc	3,615	1,865
XPO Logistics Inc *	1,041	76
Xylem Inc/NY	13,846	1,181
		41,742
Information Technology — 27.9%
8x8 Inc *	2,725	34
ACI Worldwide Inc *	1,373	43
Adobe Inc *	8,356	3,807
ADTRAN Inc	979	18
Advanced Energy Industries Inc	725	62
Advanced Micro Devices Inc *	18,853	2,061
Agilysys Inc *	323	13
Akamai Technologies Inc *	7,949	949
Akoustis Technologies Inc *	2,669	17
Alarm.com Holdings Inc *	1,192	79
Altair Engineering Inc, Cl A *	269	17
Alteryx Inc, Cl A *	635	45
Ambarella Inc *	160	17
Amdocs Ltd	3,632	299
Amkor Technology Inc	3,864	84
Amphenol Corp, Cl A	4,016	303
Analog Devices Inc	5,627	929
Anaplan Inc *	217	14
ANSYS Inc *	683	217
Appian Corp, Cl A *	1,246	76
Apple Inc	196,997	34,398
Applied Materials Inc	10,761	1,418
Arista Networks Inc *	3,072	427
Arrow Electronics Inc *	2,550	303
Aspen Technology Inc *	413	68
Autodesk Inc *	3,559	763
Automatic Data Processing Inc	11,979	2,726
Avaya Holdings Corp *	4,140	52
Avnet Inc	325	13
Axcelis Technologies Inc *	2,104	159
Badger Meter Inc	775	77
Belden Inc	900	50
Benchmark Electronics Inc	1,447	36
Bill.com Holdings Inc *	1,644	373
Black Knight Inc *	1,569	91
Blackbaud Inc *	629	38
Blackline Inc *	185	14
Block, Cl A *	4,127	560
Bottomline Technologies DE Inc *	943	53
Box Inc, Cl A *	539	16
Bread Financial Holdings	1,335	75
Broadcom Inc	4,607	2,901
Broadridge Financial Solutions Inc	720	112
Cadence Design Systems Inc *	2,046	336

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cass Information Systems Inc	865	$32
CDK Global Inc	1,636	80
CDW Corp/DE	806	144
Cerence Inc *	493	18
Ceridian HCM Holding Inc *	792	54
Ciena Corp *	1,223	74
Cirrus Logic Inc *	640	54
Cisco Systems Inc	64,863	3,617
Citrix Systems Inc	100	10
Cloudflare, Cl A *	1,522	182
CMC Materials	373	69
Cognex Corp	203	16
Cognizant Technology Solutions Corp, Cl A	8,315	746
Coherent Inc *	626	171
Cohu Inc *	2,351	70
CommScope Holding Co Inc *	7,086	56
CommVault Systems Inc *	219	15
Consensus Cloud Solutions *	180	11
Corning Inc	6,104	225
Coupa Software Inc *	970	99
Crowdstrike Holdings Inc, Cl A *	1,523	346
CSG Systems International Inc	965	61
CTS Corp	1,735	61
Datadog Inc, Cl A *	1,589	241
Dell Technologies Inc, Cl C	4,108	206
Diebold Nixdorf Inc *	4,695	32
Digital Turbine Inc *	4,674	205
DocuSign Inc, Cl A *	1,618	173
Dolby Laboratories Inc, Cl A	731	57
Domo Inc, Cl B *	297	15
Dropbox Inc, Cl A *	2,914	68
Dynatrace Inc *	465	22
Ebix Inc	299	10
Elastic NV *	183	16
Enphase Energy Inc *	2,963	598
Entegris Inc	980	129
Envestnet Inc *	717	53
EPAM Systems Inc *	1,434	425
Euronet Worldwide Inc *	74	10
Everbridge Inc *	1,814	79
EVERTEC Inc	1,569	64
ExlService Holdings Inc *	136	19
Extreme Networks Inc *	6,878	84
F5 Networks Inc *	578	121
Fair Isaac Corp *	299	139
Fastly Inc, Cl A *	905	16
Fidelity National Information Services Inc	7,874	791
First Solar Inc *	3,538	296
Fiserv Inc *	5,664	574
Five9 Inc *	93	10
FleetCor Technologies Inc *	277	69
FormFactor Inc *	353	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortinet Inc *	907	$310
Gartner *	159	47
Genpact Ltd	6,870	299
Global Payments Inc	2,965	406
Globant SA *	271	71
GoDaddy Inc, Cl A *	1,102	92
Guidewire Software Inc *	109	10
Hackett Group Inc/The	3,129	72
HubSpot Inc *	322	153
Ichor Holdings Ltd *	486	17
II-VI Inc *	224	16
Infinera Corp *	6,579	57
Inseego Corp *	7,132	29
Insight Enterprises Inc *	132	14
Intel Corp	53,557	2,654
Intelligent Systems Corp *	1,128	31
InterDigital Inc	917	59
International Business Machines Corp	13,123	1,706
Intuit Inc	3,714	1,786
IPG Photonics Corp *	558	61
Itron Inc *	588	31
Jabil Inc	6,948	429
Jack Henry & Associates Inc	636	125
Juniper Networks Inc	7,826	291
Keysight Technologies Inc *	10,325	1,631
KLA Corp	1,904	697
Knowles Corp *	2,314	50
Kulicke & Soffa Industries	764	43
Kyndryl Holdings *	2,624	34
Lam Research Corp	3,493	1,878
Lattice Semiconductor Corp *	369	23
Littelfuse Inc	60	15
Lumentum Holdings Inc *	660	64
Mandiant *	5,502	123
Manhattan Associates Inc *	1,278	177
Marathon Digital Holdings *	3,468	97
Marvell Technology	7,143	512
Mastercard Inc, Cl A	12,101	4,325
Maximus	682	51
Microchip Technology Inc	3,873	291
Micron Technology Inc	11,221	874
Microsoft Corp	99,587	30,704
MicroStrategy Inc, Cl A *	69	34
MicroVision *	2,858	13
MKS Instruments Inc	103	15
MongoDB Inc, Cl A *	574	255
Monolithic Power Systems Inc	64	31
N-Able *	317	3
National Instruments Corp	2,353	96
NCR Corp *	334	13
NetApp Inc	2,936	244
NetScout Systems Inc *	2,073	67

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NortonLifeLock Inc	13,065	$347
Novanta Inc *	98	14
Nutanix Inc, Cl A *	359	10
NVIDIA Corp	35,018	9,555
NXP Semiconductors NV	2,171	402
Okta Inc, Cl A *	812	123
ON Semiconductor Corp *	9,649	604
Oracle Corp	24,339	2,014
OSI Systems Inc *	497	42
PagerDuty Inc *	1,821	62
Palantir Technologies, Cl A *	12,031	165
Palo Alto Networks Inc *	675	420
Paychex Inc	2,612	356
Paycom Software Inc *	194	67
Paylocity Holding Corp *	417	86
PayPal Holdings Inc *	16,718	1,933
Pegasystems Inc	150	12
Perficient Inc *	1,142	126
Photronics Inc *	3,197	54
Plantronics Inc *	1,930	76
Power Integrations Inc	196	18
Priority Technology Holdings *	10,659	61
Progress Software Corp	1,206	57
PROS Holdings Inc *	818	27
PTC Inc *	677	73
Pure Storage Inc, Cl A *	685	24
Qorvo Inc *	100	12
QUALCOMM Inc	17,833	2,725
Qualys Inc *	591	84
Rambus Inc *	3,633	116
Rapid7 Inc *	393	44
RingCentral Inc, Cl A *	699	82
Riot Blockchain *	3,379	72
Rogers Corp *	392	107
Sabre Corp *	506	6
Salesforce *	16,945	3,598
Sanmina Corp *	1,459	59
ScanSource Inc *	1,292	45
Semtech Corp *	1,000	69
ServiceNow Inc *	2,243	1,249
Silicon Laboratories Inc *	437	66
Skyworks Solutions Inc	308	41
Smartsheet Inc, Cl A *	266	15
Snowflake, Cl A *	1,742	399
SolarWinds	317	4
Splunk Inc *	1,357	202
Sprout Social, Cl A *	832	67
SPS Commerce Inc *	152	20
Switch Inc, Cl A	779	24
Synaptics Inc *	142	28
SYNNEX Corp	387	40
Synopsys Inc *	1,083	361

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	387	$64
Teledyne Technologies Inc *	997	471
Teradata Corp *	4,437	219
Teradyne Inc	4,784	566
Texas Instruments Inc	10,356	1,900
Trade Desk Inc/The, Cl A *	8,290	574
Trimble Inc *	2,035	147
TTEC Holdings Inc	202	17
Tucows Inc, Cl A *	170	12
Twilio Inc, Cl A *	2,168	357
Tyler Technologies Inc *	393	175
Ubiquiti Inc	48	14
Unisys Corp *	689	15
Universal Display Corp	1,320	220
Upland Software Inc *	255	4
Varonis Systems Inc, Cl B *	327	16
Verint Systems Inc *	947	49
VeriSign Inc *	802	178
Verra Mobility Corp, Cl A *	3,479	57
ViaSat Inc *	693	34
Viavi Solutions Inc *	3,355	54
Visa Inc, Cl A	21,213	4,704
VMware Inc, Cl A	3,153	359
Western Digital Corp *	2,423	120
Western Union Co/The	425	8
WEX Inc *	55	10
Wix.com *	342	36
Wolfspeed *	248	28
Workday Inc, Cl A *	2,079	498
Workiva Inc, Cl A *	1,224	144
Xerox Holdings Corp	4,697	95
Xperi Holding Corp	2,351	41
Zebra Technologies Corp, Cl A *	438	181
Zendesk Inc *	152	18
Zoom Video Communications Inc, Cl A *	2,001	235
Zscaler Inc *	786	190
Zuora Inc, Cl A *	3,498	52
		154,142
Materials — 2.9%
AdvanSix	1,143	58
Air Products and Chemicals Inc	4,688	1,172
Albemarle Corp	384	85
Alcoa Corp	5,657	509
Allegheny Technologies Inc *	2,362	63
AptarGroup Inc	1,944	228
Arconic Corp *	1,844	47
Ashland Global Holdings Inc	152	15
Avery Dennison Corp	88	15
Axalta Coating Systems Ltd *	7,963	196
Balchem Corp	107	15
Ball Corp	14,154	1,274
Berry Global Group Inc *	4,123	239

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cabot Corp	238	$16
Carpenter Technology Corp	1,006	42
Celanese Corp, Cl A	93	13
CF Industries Holdings Inc	1,066	110
Chemours Co/The	2,832	89
Cleveland-Cliffs Inc *	11,888	383
Coeur Mining Inc *	6,945	31
Compass Minerals International Inc	851	53
Corteva Inc	3,856	222
Crown Holdings Inc	6,925	866
Dow Inc	6,392	407
DuPont de Nemours Inc	3,212	236
Eagle Materials Inc	126	16
Eastman Chemical Co	9,101	1,020
Ecolab Inc	2,293	405
FMC Corp	2,400	316
Freeport-McMoRan Inc	27,003	1,343
Graphic Packaging Holding Co	681	14
Greif, Cl B	839	54
Greif Inc, Cl A	1,122	73
HB Fuller Co	976	64
Huntsman Corp	475	18
Ingevity Corp *	563	36
Innospec Inc	499	46
International Flavors & Fragrances Inc	2,307	303
International Paper Co	360	17
Livent Corp *	5,807	151
Louisiana-Pacific Corp	1,740	108
LyondellBasell Industries NV, Cl A	2,182	224
Martin Marietta Materials Inc	397	153
Minerals Technologies Inc	182	12
Mosaic Co/The	3,590	239
Neenah Inc	693	28
Newmont Corp	21,956	1,744
Novagold Resources Inc *	1,266	10
Nucor Corp	1,510	224
Packaging Corp of America	101	16
PPG Industries Inc	2,274	298
Quaker Chemical Corp	55	10
Reliance Steel & Aluminum Co	412	76
Royal Gold Inc	512	72
Scotts Miracle-Gro Co/The	163	20
Sealed Air Corp	293	20
Sensient Technologies Corp	161	14
Sherwin-Williams Co/The	4,705	1,174
Sonoco Products Co	185	12
Southern Copper Corp	272	21
Steel Dynamics Inc	2,648	221
Stepan Co	138	14
Summit Materials Inc, Cl A *	440	14
Sylvamo *	32	1
TriMas Corp	1,583	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinseo	1,345	$64
United States Lime & Minerals Inc	98	11
United States Steel Corp	3,709	140
Valvoline Inc	11,216	354
Vulcan Materials Co	665	122
Warrior Met Coal Inc	2,378	88
Westlake	137	17
Westrock Co	3,989	188
Worthington Industries Inc	1,149	59
		16,079
Real Estate — 3.7%
Acadia Realty Trust ‡	1,946	42
Agree Realty Corp ‡	736	49
Alexander & Baldwin Inc ‡	2,342	54
Alexandria Real Estate Equities Inc ‡	1,497	301
American Campus Communities Inc ‡	252	14
American Homes 4 Rent, Cl A ‡	375	15
American Tower Corp, Cl A ‡	5,189	1,304
Apartment Income ‡	304	16
Apartment Investment and Management, Cl A ‡	1,711	13
Apple Hospitality Inc ‡	718	13
AvalonBay Communities Inc ‡	3,261	810
Boston Properties Inc ‡	1,468	189
Brandywine Realty Trust ‡	14,492	205
Brixmor Property Group Inc ‡	4,703	121
Camden Property Trust ‡	125	21
CareTrust Inc ‡	2,438	47
CBRE Group Inc, Cl A *	19,071	1,745
Community Healthcare Trust Inc ‡	1,136	48
Corporate Office Properties Trust ‡	7,752	221
Cousins Properties Inc ‡	289	12
Crown Castle International Corp ‡	4,174	771
CubeSmart ‡	377	20
DiamondRock Hospitality Co *‡	4,575	46
Digital Realty Trust Inc ‡	2,674	379
Diversified Healthcare Trust ‡	6,702	21
Douglas Emmett Inc ‡	448	15
Duke Realty Corp ‡	2,798	162
Empire State Realty Trust Inc, Cl A ‡	5,592	55
EPR Properties ‡	735	40
Equinix Inc ‡	1,035	768
Equity Commonwealth *‡	846	24
Equity LifeStyle Properties Inc ‡	167	13
Equity Residential ‡	3,485	313
Essential Properties Realty Trust Inc ‡	2,028	51
Essex Property Trust Inc ‡	454	157
eXp World Holdings	2,641	56
Extra Space Storage Inc ‡	811	167
Federal Realty Investment Trust	664	81
First Industrial Realty Trust Inc ‡	263	16
Four Corners Property Trust Inc ‡	1,848	50

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Street Properties Corp ‡	5,897	$35
Gaming and Leisure Properties Inc ‡	283	13
Global Net Lease Inc ‡	2,484	39
Healthcare Trust of America Inc, Cl A ‡	392	12
Healthpeak Properties Inc ‡	9,384	322
Highwoods Properties Inc ‡	247	11
Host Hotels & Resorts Inc ‡	17,568	341
Howard Hughes Corp/The *	795	82
Hudson Pacific Properties Inc ‡	2,475	69
Industrial Logistics Properties Trust ‡	516	12
Innovative Industrial Properties, Cl A ‡	59	12
Invitation Homes Inc ‡	1,509	61
Iron Mountain Inc ‡	5,996	332
JBG SMITH Properties ‡	2,065	60
Jones Lang LaSalle Inc *	1,270	304
Kilroy Realty Corp ‡	4,516	345
Kimco Realty Corp ‡	5,716	141
Kite Realty Group Trust ‡	3,286	75
Lamar Advertising Co, Cl A ‡	1,059	123
Life Storage Inc ‡	165	23
LTC Properties Inc ‡	1,142	44
LXP Industrial Trust‡	966	15
Macerich Co/The ‡	5,508	86
Marcus & Millichap Inc	1,380	73
Medical Properties Trust Inc ‡	2,513	53
Mid-America Apartment Communities Inc ‡	318	67
National Health Investors Inc ‡	635	37
Necessity Retail REIT ‡	3,743	30
Newmark Group Inc, Cl A	3,753	60
Office Properties Income Trust ‡	1,618	42
Omega Healthcare Investors Inc ‡	1,229	38
Orion Office ‡	124	2
Outfront Media Inc ‡	1,951	55
Paramount Group Inc ‡	5,922	65
Park Hotels & Resorts Inc ‡	1,996	39
Pebblebrook Hotel Trust ‡	1,899	47
Physicians Realty Trust ‡	2,753	48
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	40
PotlatchDeltic Corp ‡	231	12
Prologis Inc ‡	19,189	3,099
Public Storage ‡	1,177	459
Rayonier Inc ‡	1,593	66
RE/MAX Holdings Inc, Cl A	1,292	36
Realogy Holdings Corp *	4,621	72
Realty Income Corp ‡	3,295	228
Redfin Corp *	458	8
Regency Centers Corp ‡	23,271	1,660
Rexford Industrial Realty Inc ‡	241	18
RLJ Lodging Trust ‡	2,849	40
RMR Group Inc/The, Cl A	1,095	34
RPT Realty ‡	3,429	47
Ryman Hospitality Properties Inc *‡	577	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sabra Health Care REIT Inc ‡	2,410	$36
Safehold Inc ‡	226	13
SBA Communications Corp, Cl A ‡	684	235
Service Properties Trust ‡	483	4
Simon Property Group Inc ‡	3,706	488
SITE Centers Corp ‡	3,734	62
SL Green Realty ‡	2,468	200
Spirit Realty Capital Inc ‡	237	11
St Joe Co/The	460	27
STAG Industrial Inc ‡	359	15
STORE Capital Corp ‡	2,555	75
Summit Hotel Properties Inc *‡	4,173	42
Tanger Factory Outlet Centers Inc ‡	3,357	58
UDR Inc ‡	250	14
Uniti Group Inc ‡	1,247	17
Urban Edge Properties ‡	2,679	51
Urstadt Biddle Properties Inc, Cl A ‡	2,126	40
Ventas Inc ‡	3,279	203
VICI Properties Inc ‡	2,012	57
Vornado Realty Trust ‡	2,903	132
Washington Real Estate Investment Trust ‡	1,705	44
Welltower Inc ‡	4,270	411
Weyerhaeuser Co ‡	17,005	645
WP Carey Inc ‡	149	12
Xenia Hotels & Resorts Inc *‡	2,347	45
Zillow Group Inc, Cl C *	1,112	55
		20,523
Utilities — 2.4%
AES Corp/The	5,282	136
ALLETE Inc	620	42
Alliant Energy Corp	213	13
Ameren Corp	506	47
American Electric Power Co Inc	5,930	592
American States Water Co	580	52
American Water Works Co Inc	2,717	450
Atmos Energy Corp	461	55
Avangrid Inc	1,720	80
CenterPoint Energy Inc	434	13
Clearway Energy Inc, Cl C	456	17
CMS Energy Corp	20,708	1,448
Consolidated Edison Inc	3,086	292
Constellation Energy	3,696	208
Dominion Energy Inc	6,888	585
DTE Energy Co	124	16
Duke Energy Corp	7,493	837
Edison International	3,288	231
Entergy Corp	2,276	266
Essential Utilities Inc	331	17
Evergy Inc	180	12
Eversource Energy	10,983	969
Exelon Corp	11,090	528
FirstEnergy Corp	419	19

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hawaiian Electric Industries Inc	249	$11
IDACORP Inc	108	13
MGE Energy Inc	631	50
National Fuel Gas Co	245	17
New Jersey Resources Corp	1,111	51
NextEra Energy Inc	27,072	2,293
NiSource Inc	419	13
Northwest Natural Holding Co	699	36
NRG Energy Inc	323	12
OGE Energy Corp	261	11
Ormat Technologies Inc	644	53
PG&E Corp *	692	8
Pinnacle West Capital Corp	2,640	206
PNM Resources Inc	975	47
Portland General Electric Co	894	49
PPL Corp	908	26
Public Service Enterprise Group Inc	2,425	170
Sempra Energy	2,048	344
SJW Group	716	50
South Jersey Industries Inc	1,556	54
Southern Co/The	13,370	969
Sunnova Energy International Inc *	4,480	103
UGI Corp	253	9
Vistra Corp	2,088	49
WEC Energy Group Inc	1,160	116
Xcel Energy Inc	21,147	1,526
		13,211
		558,217

Total Common Stock
(Cost $280,553) ($ Thousands)		558,217

FOREIGN COMMON STOCK — 2.3%
Ireland — 1.1%
Accenture PLC, Cl A	11,297	3,810
Jazz Pharmaceuticals PLC *	616	96
Medtronic PLC	19,976	2,216
Perrigo Co PLC	211	8
		6,130

United Kingdom — 1.2%
Adient PLC *	732	30
Alkermes PLC *	2,433	64
Allegion PLC	855	94
Amcor PLC	4,821	55
Aon PLC, Cl A	3,101	1,010
Aptiv PLC *	3,490	418
Atlassian Corp PLC, Cl A *	1,043	306
Cimpress PLC *	398	25
Cushman & Wakefield PLC *	2,593	53
Eaton Corp PLC	13,217	2,006

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Gates Industrial Corp PLC *	886	$13
Horizon Therapeutics PLC *	1,437	151
Johnson Controls International PLC	8,308	545
LivaNova PLC *	657	54
Nielsen Holdings PLC	7,584	206
nVent Electric PLC	457	16
Pentair PLC	245	13
Sensata Technologies Holding PLC *	4,273	217
STERIS PLC	1,716	415
Trane Technologies PLC	1,779	272
Tronox Holdings PLC	4,385	87
Willis Towers Watson PLC	907	214
		6,264

Total Foreign Common Stock
(Cost $6,213) ($ Thousands)		12,394

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.108%**†	8,379,291	8,379

Total Cash Equivalent
(Cost $8,379) ($ Thousands)		8,379

Total Investments in Securities — 104.9%
(Cost $295,145) ($ Thousands)		$578,990

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Growth Fund (Concluded)

A list of the open futures held by the Fund at March 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	10	Jun-2022	$1,011	$1,033	$22
S&P 500 Index E-MINI	34	Jun-2022	7,224	7,702	478
			$8,235	$8,735	$500

The futures contracts are considered to have equity rate risk associated with them.

Percentages are based on Net Assets of $552,058 ($ Thousands).
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
(A)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $80 ($ Thousands), or 0.0% of the Net Assets of the Fund.

Cl — Class
Ltd — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	558,217	–	–	558,217
Foreign Common Stock	12,394	–	–	12,394
Cash Equivalent	8,379	–	–	8,379
Total Investments in Securities	578,990	–	–	578,990

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	500	–	–	500
Total Other Financial Instruments	500	–	–	500

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$7,003	$51,211	$(49,835)	$—	$—	$8,379	8,379,291	$—	$—

Amounts designated as " --" are either $0 or have been rounded to $0.

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.2%
Agency Mortgage-Backed Obligations — 30.2%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$469	$504
6.000%, 03/01/2035	740	821
5.500%, 12/01/2036 to 12/01/2038	143	157
5.000%, 05/01/2022 to 01/01/2049	671	724
4.500%, 06/01/2038 to 07/01/2049	3,095	3,269
4.000%, 07/01/2037 to 07/01/2050	2,759	2,860
3.500%, 04/01/2033 to 02/01/2051	3,059	3,101
3.089%, ICE LIBOR USD 12 Month + 1.623%, 02/01/2050(A)	151	152
3.012%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	464	466
3.000%, 09/01/2032 to 01/01/2052	4,572	4,520
2.872%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	150	151
2.500%, 08/01/2030 to 03/01/2052	4,842	4,672
2.433%, ICE LIBOR USD 12 Month + 1.630%, 09/01/2047(A)	391	401
2.000%, 10/01/2032 to 02/01/2052	2,380	2,224
1.906%, ICE LIBOR USD 12 Month + 1.597%, 06/01/2047(A)	471	485
1.894%, ICE LIBOR USD 12 Month + 1.626%, 10/01/2046(A)	712	733
1.500%, 10/01/2041 to 11/01/2041	621	563
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.553%, 10/15/2041(A)	95	13
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	57	2
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	121	5
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.603%, 08/15/2042(A)	52	8
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	58	9
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.853%, 09/15/2042(A)	81	9
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.553%, 02/15/2044(A)	24	3
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.603%, 05/15/2044(A)	47	7
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.570%, 04/15/2041(A)	25	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.512%, 02/25/2035(A)	2,293	319
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.512%, 05/25/2035(A)	846	128
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.960%, 09/25/2030(A)	5,724	381

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K140, Cl A2
2.250%, 01/25/2032	$1,098	$1,040
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.330%, 07/25/2035(A)	240	32
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.758%, 09/25/2027(A)	7,963	282
FHLMC STACR Debt Notes, Ser 2022-DNA2, Cl M1A
1.399%, SOFR30A + 1.300%, 02/25/2042(A)(B)	236	235
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.599%, SOFR30A + 1.500%, 10/25/2041(A)(B)	230	219
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
1.949%, SOFR30A + 1.850%, 01/25/2042(A)(B)	420	396
FHLMC, Ser 2014-334, Cl S7, IO
5.703%, 08/15/2044(A)	26	4
FHLMC, Ser 2016-353, Cl S1, IO
5.603%, 12/15/2046(A)	81	12
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	35	34
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	147	22
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	260	44
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	91	15
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	91	13
FNMA
7.000%, 11/01/2037 to 11/01/2038	17	18
6.500%, 01/01/2038 to 05/01/2040	117	130
6.000%, 07/01/2037 to 07/01/2041	79	88
5.500%, 02/01/2035	72	79
5.000%, 11/01/2025 to 12/01/2049	2,190	2,342
4.500%, 02/01/2035 to 08/01/2058	5,224	5,491
4.000%, 06/01/2025 to 06/01/2057	9,252	9,587
3.500%, 04/01/2033 to 03/01/2057	10,361	10,499
3.468%, 03/01/2030	118	122
3.450%, 03/01/2029	58	60
3.250%, 05/01/2029	79	81
3.000%, 07/01/2035 to 03/01/2052	15,818	15,647
2.930%, 06/01/2030	97	97
2.790%, 08/01/2029	200	199
2.500%, 03/01/2035 to 03/01/2052	14,227	13,737
2.393%, 01/01/2036(A)	21	21

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.260%, 04/01/2030	$96	$93
2.150%, 02/01/2032(A)	300	280
2.068%, ICE LIBOR USD 12 Month + 1.700%, 03/01/2036(A)	19	19
2.000%, 07/01/2031 to 03/01/2052	10,835	10,143
1.765%, ICE LIBOR USD 12 Month + 1.428%, 05/01/2043(A)	149	152
1.500%, 12/01/2035	89	84
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	324	348
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	176	9
FNMA CMO, Ser 2014-47, Cl AI, IO
1.611%, 08/25/2044(A)	66	3
FNMA CMO, Ser 2015-55, Cl IO, IO
1.402%, 08/25/2055(A)	17	1
FNMA CMO, Ser 2015-56, Cl AS, IO
5.693%, 08/25/2045(A)	36	6
FNMA Connecticut Avenue Securities Trust, Ser 2014-C04, Cl 1M2
5.357%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(A)	101	104
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
1.749%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	416
FNMA TBA
4.000%, 06/15/2045 to 04/15/2051	500	507
3.500%, 05/15/2051 to 06/15/2051	4,000	3,986
3.000%, 04/01/2043 to 05/15/2051	1,800	1,761
2.500%, 04/01/2043 to 05/01/2043	3,000	2,861
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	97	105
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	5	–
FNMA, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	10	2
FNMA, Ser 2013-124, Cl SB, IO
5.493%, 12/25/2043(A)	27	4
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	5	–
FNMA, Ser 2013-54, Cl BS, IO
5.693%, 06/25/2043(A)	23	4
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	40	3
FNMA, Ser 2017-76, Cl SB, IO
5.643%, 10/25/2057(A)	145	27
FNMA, Ser 2017-85, Cl SC, IO
5.743%, 11/25/2047(A)	75	11
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	79	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	$104	$83
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	85	14
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	183	30
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	586	88
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.345%, 02/25/2028(A)	504	494
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	795	788
GNMA
5.500%, 02/20/2037 to 01/15/2039	68	74
5.000%, 12/20/2038 to 10/20/2047	414	450
4.600%, 09/15/2034	1,087	1,175
4.500%, 05/20/2040 to 12/20/2050	1,804	1,908
4.000%, 01/15/2041 to 11/20/2049	1,577	1,641
3.500%, 06/20/2044 to 10/20/2050	1,561	1,587
3.000%, 09/15/2042 to 09/20/2051	928	922
2.500%, 02/20/2027 to 05/20/2051	1,614	1,576
2.000%, 12/20/2050 to 03/20/2051	413	394
GNMA CMO, Ser 2012-34, Cl SA, IO
5.601%, 03/20/2042(A)	20	3
GNMA CMO, Ser 2012-H18, Cl NA
0.626%, ICE LIBOR USD 1 Month + 0.520%, 08/20/2062(A)	91	91
GNMA CMO, Ser 2012-H30, Cl GA
0.456%, ICE LIBOR USD 1 Month + 0.350%, 12/20/2062(A)	406	404
GNMA CMO, Ser 2013-85, Cl IA, IO
0.272%, 03/16/2047(A)	886	8
GNMA CMO, Ser 2013-95, Cl IO, IO
0.525%, 04/16/2047(A)	980	15
GNMA CMO, Ser 2013-H01, Cl TA
0.606%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(A)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
0.506%, ICE LIBOR USD 1 Month + 0.400%, 03/20/2063(A)	378	376
GNMA CMO, Ser 2014-105, Cl IO, IO
0.123%, 06/16/2054(A)	67	2
GNMA CMO, Ser 2014-186, Cl IO, IO
0.391%, 08/16/2054(A)	228	3
GNMA CMO, Ser 2015-H20, Cl FA
0.576%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(A)	205	204
GNMA TBA
4.000%, 06/01/2039	200	202
3.500%, 05/15/2041 to 06/15/2041	800	801

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 05/01/2043 to 06/15/2051	$1,800	$1,773
GNMA, Ser 2013-107, Cl AD
2.764%, 11/16/2047(A)	47	46
GNMA, Ser 2013-H21, Cl FB
0.806%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2063(A)	280	280
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	54	9
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	88	13
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	87	12
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	90	13
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	181	24
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	438	46
GNMA, Ser 2020-H04, Cl FP
0.606%, ICE LIBOR USD 1 Month + 0.500%, 06/20/2069(A)	144	144
GNMA, Ser 2020-H09, Cl FL
1.599%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	77	79
GNMA, Ser 2020-H13, Cl FM
0.849%, ICE LIBOR USD 1 Month + 0.400%, 08/20/2070(A)	284	283
GNMA, Ser 2020-H13, Cl FA
0.899%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	453	450
GNMA, Ser 3, Cl IO, IO
0.641%, 02/16/2061(A)	997	63

		124,810
Non-Agency Mortgage-Backed Obligations — 9.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
1.187%, ICE LIBOR USD 1 Month + 0.880%, 09/15/2034(A)(B)	130	129
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
2.047%, ICE LIBOR USD 1 Month + 1.650%, 12/15/2036(A)(B)	410	400
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	644	602
BBCMS Mortgage Trust, Ser 2021-C9, Cl A5
2.299%, 02/15/2054	563	518
Benchmark Mortgage Trust, Ser 2019-B12, Cl A5
3.116%, 08/15/2052	703	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	$481	$466
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	573
BPR Trust, Ser 2021-TY, Cl B
1.547%, ICE LIBOR USD 1 Month + 1.150%, 09/15/2038(A)(B)	370	362
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	60	59
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.317%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	922	918
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
1.097%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	635	619
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
1.086%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(B)	117	115
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
1.291%, TSFR1M + 0.990%, 01/17/2039(A)(B)	630	622
BX Commercial Mortgage Trust, Ser 2022-LP2, Cl A
1.318%, TSFR1M + 1.013%, 02/15/2039(A)(B)	410	402
BX Trust, Ser 2022-LBA6, Cl A
1.301%, TSFR1M + 1.000%, 01/15/2039(A)(B)	110	108
CAMB Commercial Mortgage Trust, Ser 2022-LIFE, Cl A
1.467%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(A)(B)	110	110
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046(B)	87	81
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(B)	206	201
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	190	190
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	101

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	$772	$775
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(B)	98	96
COMM Mortgage Trust, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	700	702
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045(B)	590	591
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.063%, 10/10/2046(A)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	20
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	20	20
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	99	100
Commercial Mortgage Trust, Ser 2022-LPFL, Cl A
1.447%, TSFR1M + 1.397%, 03/15/2039(A)(B)	410	408
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(B)	276	270
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(B)	470	437
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	331	325
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	206	197
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	157	148
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	129	122
CSMC Trust, Ser 2021-RPL3, Cl M3
3.868%, 01/25/2060(A)(B)	120	118
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(B)	287	278
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(B)	163	155
CSMC, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	402	386
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	335	321
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	351	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	$107	$102
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(B)	8	8
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
3.147%, ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(A)(B)	404	328
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
1.947%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(A)(B)	582	525
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	80	80
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	511	515
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	955	941
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	520	518
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	182	183
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.959%, 10/25/2050(A)(B)	315	302
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
1.189%, ICE LIBOR USD 1 Month + 0.740%, 06/20/2035(A)	155	152
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045(A)	210	213
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047(A)	30	30
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047(A)	80	75
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	582
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	537	524

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	$209	$209
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047(B)	380	380
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
4.147%, ICE LIBOR USD 1 Month + 3.750%, 05/15/2028(A)(B)	115	106
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-NYAH, Cl D
1.937%, ICE LIBOR USD 1 Month + 1.540%, 06/15/2038(A)(B)	520	506
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl A
1.450%, SOFR30A + 1.400%, 03/15/2039(A)(B)	300	299
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.266%, 05/25/2045(A)(B)	37	38
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(B)	108	108
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	72	71
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(B)	698	646
MAD Mortgage Trust, Ser 2017-330M, Cl A
2.976%, 08/15/2034(A)(B)	220	215
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	317	305
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	226	224
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	1,230	1,230
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	713
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	477
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	513

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	$615	$616
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/2048	732	740
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.797%, ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(A)(B)	320	316
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	410	395
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(B)	410	392
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	233
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(B)	199	198
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	212	214
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	212	214
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	124	123
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(A)(B)	220	215
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	126	120
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	81	78
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051(B)	963	896
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	255	240
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	309	291
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	170	160
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	400	387

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	$255	$240
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	229	212
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	155	146
Provident Funding Mortgage Trust, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051(A)(B)	576	530
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(B)	105	103
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(B)	105	103
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(B)	136	135
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	613	616
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	514	517
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	696	699
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	890	884
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	335	323
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	115	107
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	410	402
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(B)	100	97
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	474
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044(B)	458	460
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
2.357%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(A)(B)	100	102
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030(B)	116	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	$395	$395
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.299%, 05/10/2063(A)(B)	209	–
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	112	112
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.201%, 06/15/2045(A)(B)	398	–
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	161
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.173%, 05/15/2045(A)(B)	980	8
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.388%, 10/15/2057(A)	270	272
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.561%, 10/15/2057(A)	957	11

		37,243
Total Mortgage-Backed Securities
(Cost $168,945) ($ Thousands)		162,053

CORPORATE OBLIGATIONS — 27.7%
Communication Services — 2.7%
Alphabet
2.050%, 08/15/2050	70	55
1.100%, 08/15/2030	40	35
0.800%, 08/15/2027	30	27
0.450%, 08/15/2025	20	19
AT&T
4.250%, 03/01/2027	150	157
3.994%, 11/27/2022 (B)(C)	2,000	1,968
3.000%, 06/30/2022	10	10
2.550%, 12/01/2033	492	437
2.300%, 06/01/2027	120	114
1.650%, 02/01/2028	400	364
Charter Communications Operating
5.050%, 03/30/2029	220	233
4.908%, 07/23/2025	490	508
4.800%, 03/01/2050	40	38
4.400%, 04/01/2033	110	110
3.750%, 02/15/2028	200	198

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comcast
4.250%, 10/15/2030	$40	$43
4.150%, 10/15/2028	80	84
3.950%, 10/15/2025	210	217
3.750%, 04/01/2040	20	20
3.450%, 02/01/2050	40	37
3.400%, 04/01/2030	140	142
3.300%, 04/01/2027	30	30
3.250%, 11/01/2039	30	29
3.150%, 03/01/2026	30	30
2.937%, 11/01/2056 (B)	27	22
2.800%, 01/15/2051	30	25
Fox
4.709%, 01/25/2029	30	32
Magallanes
4.279%, 03/15/2032 (B)	400	402
4.054%, 03/15/2029 (B)	447	449
3.755%, 03/15/2027 (B)	190	190
Prosus MTN
3.061%, 07/13/2031 (B)	410	341
TCI Communications
7.875%, 02/15/2026	240	280
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	243
T-Mobile USA
3.875%, 04/15/2030	220	221
3.750%, 04/15/2027	20	20
3.500%, 04/15/2025	369	371
2.550%, 02/15/2031	190	172
2.050%, 02/15/2028	20	18
Verizon Communications
4.862%, 08/21/2046	40	46
4.329%, 09/21/2028	435	459
4.125%, 08/15/2046	40	41
4.000%, 03/22/2050	40	41
3.875%, 02/08/2029	30	31
3.850%, 11/01/2042	10	10
3.000%, 03/22/2027	120	119
2.650%, 11/20/2040	300	255
2.550%, 03/21/2031	1,414	1,314
2.355%, 03/15/2032 (B)	983	888
2.100%, 03/22/2028	90	84
Walt Disney
3.350%, 03/24/2025	223	226
3.000%, 09/15/2022	30	30

		11,235

Consumer Discretionary — 1.5%
Amazon.com
4.250%, 08/22/2057	10	11
3.150%, 08/22/2027	470	476
1.200%, 06/03/2027	20	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
0.875%, 07/07/2023	$846	$832
Aptiv
3.250%, 03/01/2032	639	606
Dollar General
3.250%, 04/15/2023	10	10
Ferguson Finance
4.500%, 10/24/2028 (B)	459	473
3.250%, 06/02/2030 (B)	851	810
General Motors Financial
3.700%, 05/09/2023	190	192
3.100%, 01/12/2032	30	27
Home Depot
3.900%, 12/06/2028	10	10
3.900%, 06/15/2047	10	10
3.350%, 04/15/2050	50	47
3.300%, 04/15/2040	40	39
2.875%, 04/15/2027	170	169
2.500%, 04/15/2027	450	442
Honda Motor
2.534%, 03/10/2027	632	612
Lowe's
4.500%, 04/15/2030	30	32
1.700%, 09/15/2028	80	72
McDonald's MTN
4.200%, 04/01/2050	70	73
3.800%, 04/01/2028	280	288
3.700%, 01/30/2026	10	10
3.625%, 09/01/2049	10	10
3.500%, 03/01/2027	20	20
3.500%, 07/01/2027	10	10
3.350%, 04/01/2023	280	283
3.300%, 07/01/2025	50	51
1.450%, 09/01/2025	10	10
Newell Brands
4.100%, 04/01/2023	53	54
NIKE
3.375%, 03/27/2050	30	30
2.750%, 03/27/2027	40	40
2.400%, 03/27/2025	40	40
Target
2.250%, 04/15/2025	80	79
Toyota Motor
1.339%, 03/25/2026	210	198

		6,084

Consumer Staples — 0.5%
Cargill
1.375%, 07/23/2023 (B)	70	69
Coca-Cola
3.375%, 03/25/2027	30	31
2.600%, 06/01/2050	10	9

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.450%, 06/01/2027	$80	$75
Costco Wholesale
1.600%, 04/20/2030	90	81
1.375%, 06/20/2027	120	111
Hershey
0.900%, 06/01/2025	20	19
Kimberly-Clark
3.100%, 03/26/2030	20	20
Kroger
7.700%, 06/01/2029	565	717
Mars
3.200%, 04/01/2030 (B)	30	30
2.700%, 04/01/2025 (B)	60	59
Mondelez International
1.500%, 05/04/2025	180	172
PepsiCo
2.625%, 03/19/2027	10	10
2.250%, 03/19/2025	331	327
1.625%, 05/01/2030	70	63
0.750%, 05/01/2023	80	79
Procter & Gamble
3.000%, 03/25/2030	40	40
2.800%, 03/25/2027	10	10
Walmart
1.800%, 09/22/2031	160	146

		2,068

Energy — 2.8%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	144
BP Capital Markets America
3.790%, 02/06/2024	80	81
3.633%, 04/06/2030	50	51
3.410%, 02/11/2026	90	91
3.119%, 05/04/2026	170	170
BP Capital Markets PLC
3.535%, 11/04/2024	20	20
Cameron LNG
2.902%, 07/15/2031 (B)	60	57
Chevron
1.995%, 05/11/2027	40	38
1.554%, 05/11/2025	70	68
Chevron USA
3.850%, 01/15/2028	30	31
3.250%, 10/15/2029	80	81
Continental Resources
5.750%, 01/15/2031 (B)	10	11
4.375%, 01/15/2028	120	122
3.800%, 06/01/2024	190	191
Coterra Energy
4.375%, 06/01/2024 (B)	160	163
4.375%, 03/15/2029 (B)	300	313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 05/15/2027 (B)	$160	$161
Devon Energy
5.850%, 12/15/2025	210	227
5.250%, 10/15/2027	64	66
5.000%, 06/15/2045	70	76
4.500%, 01/15/2030	32	33
Diamondback Energy
3.500%, 12/01/2029	50	50
3.250%, 12/01/2026	30	30
3.125%, 03/24/2031	40	38
Ecopetrol
5.375%, 06/26/2026	140	142
Energy Transfer
4.950%, 06/15/2028	10	11
4.500%, 11/01/2023	60	61
3.750%, 05/15/2030	220	216
2.900%, 05/15/2025	140	137
Enterprise Products Operating
4.800%, 02/01/2049	30	32
4.200%, 01/31/2050	10	10
4.150%, 10/16/2028	140	146
3.950%, 02/15/2027	150	154
3.950%, 01/31/2060	10	9
3.900%, 02/15/2024	457	465
3.700%, 01/31/2051	80	73
3.125%, 07/31/2029	210	206
2.800%, 01/31/2030	230	221
EOG Resources
4.375%, 04/15/2030	190	206
4.150%, 01/15/2026	160	166
Exxon Mobil
4.327%, 03/19/2050	30	33
3.043%, 03/01/2026	150	151
2.992%, 03/19/2025	270	271
2.610%, 10/15/2030	100	96
1.571%, 04/15/2023	10	10
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	384
Kinder Morgan
5.550%, 06/01/2045	20	22
4.300%, 06/01/2025	60	62
Lukoil Capital DAC
3.600%, 10/26/2031 (B)	230	117
2.800%, 04/26/2027 (B)	200	106
MidAmerican Energy
3.650%, 04/15/2029	140	144
MPLX
5.200%, 03/01/2047	30	32
5.200%, 12/01/2047	50	53
4.800%, 02/15/2029	50	53
4.125%, 03/01/2027	110	112
4.000%, 03/15/2028	40	41

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
5.550%, 03/15/2026	$170	$180
4.777%, 10/10/2036 (C)	1,641	880
3.400%, 04/15/2026	80	80
3.200%, 08/15/2026	130	128
3.000%, 02/15/2027	130	127
Petrobras Global Finance BV
6.850%, 06/05/2115	150	141
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	358
Phillips 66
3.700%, 04/06/2023	582	590
Pioneer Natural Resources
2.150%, 01/15/2031	40	36
1.900%, 08/15/2030	70	62
1.125%, 01/15/2026	50	46
Reliance Industries
3.625%, 01/12/2052 (B)	250	222
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	461
Shell International Finance BV
3.250%, 05/11/2025	150	152
3.250%, 04/06/2050	110	103
2.875%, 05/10/2026	90	90
2.750%, 04/06/2030	40	39
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	298
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	150
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	98
Western Midstream Operating
4.550%, 02/01/2030	20	20
3.600%, 02/01/2025	30	30
1.844%, 01/13/2023 (A)	20	20
Williams
5.100%, 09/15/2045	70	76
4.900%, 01/15/2045	90	94
3.750%, 06/15/2027	390	394
3.500%, 11/15/2030	20	20

		11,150

Financials — 11.0%
American Express
2.650%, 12/02/2022	264	266
American International Group
2.500%, 06/30/2025	40	39
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	159
1.950%, 01/30/2026 (B)	567	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	$200	$201
3.125%, 02/23/2023	200	201
2.746%, 05/28/2025	200	195
1.358%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	200	201
Bank of America
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	234	232
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	258	259
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	90	84
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	380	351
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	240	218
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	2,006	1,863
Bank of America MTN
4.250%, 10/22/2026	10	10
4.200%, 08/26/2024	210	215
4.125%, 01/22/2024	370	380
4.100%, 07/24/2023	280	286
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	40	41
4.000%, 04/01/2024	440	452
4.000%, 01/22/2025	80	81
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	80	81
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	210	210
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	80	80
3.500%, 04/19/2026	130	132
3.300%, 01/11/2023	60	61
Bank of Montreal MTN
1.850%, 05/01/2025	130	125
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	786
1.600%, 04/24/2025	40	39
Bank of Nova Scotia
1.300%, 06/11/2025	70	66
Barclays Bank
1.700%, 05/12/2022	200	200
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	499
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (A)(B)	200	213

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(B)	$270	$276
4.400%, 08/14/2028 (B)	200	204
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (A)(B)	200	182
2.591%, U.S. SOFR + 1.228%, 01/20/2028 (A)(B)	542	510
1.675%, U.S. SOFR + 0.912%, 06/30/2027 (A)(B)	290	265
BPCE
1.625%, 01/14/2025 (B)	1,085	1,035
BPCE MTN
3.000%, 05/22/2022 (B)	640	641
Capital One Financial
3.300%, 10/30/2024	480	483
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (B)	716	703
Charles Schwab
3.850%, 05/21/2025	110	112
Citigroup
8.125%, 07/15/2039	12	18
5.500%, 09/13/2025	450	480
5.300%, 05/06/2044	31	35
4.650%, 07/30/2045	28	31
4.450%, 09/29/2027	120	124
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	100	104
4.400%, 06/10/2025	160	165
4.300%, 11/20/2026	40	41
4.125%, 07/25/2028	40	41
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (A)	240	245
4.050%, 07/30/2022	40	40
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	150	149
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (A)	340	340
3.500%, 05/15/2023	100	101
3.400%, 05/01/2026	354	357
3.200%, 10/21/2026	287	285
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	150	149
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	200	183
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	110	99
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	903	896
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	508
3.875%, 09/26/2023 (B)	595	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(B)	$250	$236
Credit Suisse Group
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(B)	250	247
Credit Suisse NY
2.950%, 04/09/2025	250	247
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	50
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (A)(B)	240	242
3.773%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 03/28/2025 (A)(B)	310	311
1.226%, 06/22/2024 (B)	200	190
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	632
Goldman Sachs Group
4.250%, 10/21/2025	190	195
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	650	666
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	400	400
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	30	30
3.500%, 04/01/2025	80	81
3.500%, 11/16/2026	90	90
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	110	99
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	429
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	28
HSBC Holdings PLC
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	200	206
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	200
3.125%, 07/14/2022 (B)	200	200
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	202
JPMorgan Chase
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	200	208
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	773	799
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	230	234

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.005%, ICE LIBOR USD 3 Month + 1.120%, 04/23/2029 (A)	$100	$102
3.875%, 09/10/2024	290	296
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	110	100
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	190	176
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	130	125
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	210	207
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,177
Lincoln National
3.400%, 01/15/2031	451	442
Lloyds Banking Group
1.326%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 06/15/2023 (A)	360	359
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,154
Macquarie Group MTN
4.150%, ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)(B)	495	501
Manulife Financial
3.703%, 03/16/2032	1,046	1,056
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	216
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	515
Moody's
2.000%, 08/19/2031	1,000	887
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	150	151
3.750%, 02/25/2023	1,110	1,127
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	475	473
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	200	188
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	400	386
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	290	295
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	200	202
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	56
ORIX
4.050%, 01/16/2024	365	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	$944	$956
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	19
Royal Bank of Canada MTN
1.600%, 04/17/2023	120	119
1.150%, 06/10/2025	70	66
Standard Chartered
0.991%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.780%, 01/12/2025 (A)(B)	670	640
State Street
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	50	49
Swedbank
1.538%, 11/16/2026 (B)	400	372
1.300%, 06/02/2023 (B)	200	197
Toronto-Dominion Bank MTN
3.200%, 03/10/2032	807	794
1.150%, 06/12/2025	918	866
0.750%, 06/12/2023	130	128
Truist Financial MTN
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (A)	686	635
UBS Group
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(B)	575	522
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	646
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	255
3.491%, 05/23/2023 (B)	390	391
US Bancorp
3.375%, 02/05/2024	540	547
1.450%, 05/12/2025	160	153
USAA Capital
2.125%, 05/01/2030 (B)	150	138
Wells Fargo
3.000%, 10/23/2026	190	187
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	130	125
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	380	451
4.900%, 11/17/2045	30	33
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)	220	233
4.300%, 07/22/2027	200	208
3.750%, 01/24/2024	540	550
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	40	39

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (A)	$100	$95
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	290	274
1.654%, U.S. SOFR + 1.600%, 06/02/2024 (A)	160	158

		44,785

Health Care — 2.4%
Abbott Laboratories
3.400%, 11/30/2023	175	178
AbbVie
4.250%, 11/21/2049	30	31
3.800%, 03/15/2025	40	41
3.750%, 11/14/2023	20	20
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	148
2.950%, 11/21/2026	20	20
2.600%, 11/21/2024	140	139
2.300%, 11/21/2022	1,046	1,050
Adventist Health System
2.433%, 09/01/2024	431	421
Aetna
2.800%, 06/15/2023	20	20
Anthem
3.125%, 05/15/2022	340	341
Becton Dickinson
4.685%, 12/15/2044	40	43
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	187
Bristol-Myers Squibb
3.550%, 08/15/2022	60	60
3.400%, 07/26/2029	16	16
3.200%, 06/15/2026	79	80
2.900%, 07/26/2024	154	155
2.600%, 05/16/2022	80	80
Cigna
4.375%, 10/15/2028	420	442
4.125%, 11/15/2025	200	206
3.750%, 07/15/2023	16	16
3.500%, 06/15/2024	160	162
1.250%, 03/15/2026	725	677
CommonSpirit Health
4.200%, 08/01/2023	473	480
CVS Health
5.050%, 03/25/2048	60	68
4.300%, 03/25/2028	164	172
3.875%, 07/20/2025	95	97
3.625%, 04/01/2027	180	183
2.125%, 09/15/2031	150	134
1.875%, 02/28/2031	20	18
1.750%, 08/21/2030	200	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	$1,006	$1,171
5.773%, 01/10/2033 (B)	360	393
Eli Lilly
2.350%, 05/15/2022	170	170
Gilead Sciences
2.500%, 09/01/2023	50	50
Humana
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	161
3.150%, 12/01/2022	240	242
2.900%, 12/15/2022	290	292
2.150%, 02/03/2032	30	26
Johnson & Johnson
0.950%, 09/01/2027	100	92
0.550%, 09/01/2025	50	47
Merck
1.900%, 12/10/2028	430	405
1.450%, 06/24/2030	50	44
0.750%, 02/24/2026	80	75
Pfizer
2.625%, 04/01/2030	100	97
1.700%, 05/28/2030	50	45
0.800%, 05/28/2025	110	104
SSM Health Care
3.688%, 06/01/2023	644	650
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	30
UnitedHealth Group
4.450%, 12/15/2048	10	11
4.250%, 06/15/2048	10	11
3.875%, 12/15/2028	30	31
3.750%, 07/15/2025	30	31
3.500%, 06/15/2023	20	20
2.375%, 10/15/2022	10	10
2.300%, 05/15/2031	20	19
2.000%, 05/15/2030	30	28
1.250%, 01/15/2026	20	19

		10,161

Industrials — 1.8%
3M
3.700%, 04/15/2050	150	151
2.375%, 08/26/2029	30	29
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,131
2.450%, 10/29/2026	190	176
Air Lease
3.375%, 07/01/2025	100	99
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
2.450%, 12/02/2031	$330	$307
Carlisle
2.200%, 03/01/2032	634	552
Carrier Global
2.700%, 02/15/2031	10	9
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	546	544
Deere
3.750%, 04/15/2050	30	32
3.100%, 04/15/2030	10	10
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	472	467
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	622
Eaton
2.750%, 11/02/2022	450	452
International Lease Finance
5.875%, 08/15/2022	400	405
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	965	977
Republic Services
3.200%, 03/15/2025	180	181
Ryder System MTN
3.350%, 09/01/2025	836	836
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	200
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	19

		7,230

Information Technology — 1.3%
Adobe
2.300%, 02/01/2030	210	199
Apple
3.350%, 02/09/2027	210	215
2.900%, 09/12/2027	110	110
2.450%, 08/04/2026	70	69
1.125%, 05/11/2025	130	124
Broadcom
4.150%, 11/15/2030	60	61
3.137%, 11/15/2035 (B)	420	370
Intel
4.750%, 03/25/2050	10	12
3.700%, 07/29/2025	30	31
1.600%, 08/12/2028	50	46
Juniper Networks
1.200%, 12/10/2025	570	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mastercard
3.850%, 03/26/2050	$10	$11
3.375%, 04/01/2024	60	61
Micron Technology
2.703%, 04/15/2032	260	235
Microsoft
3.300%, 02/06/2027	210	215
NVIDIA
3.700%, 04/01/2060	90	91
3.500%, 04/01/2040	130	131
3.500%, 04/01/2050	290	293
2.850%, 04/01/2030	90	89
NXP BV
4.625%, 06/01/2023 (B)	479	486
2.700%, 05/01/2025 (B)	40	39
Oracle
2.875%, 03/25/2031	30	27
2.500%, 10/15/2022	130	130
1.650%, 03/25/2026	150	140
PayPal Holdings
1.650%, 06/01/2025	60	58
1.350%, 06/01/2023	70	70
Salesforce
3.700%, 04/11/2028	150	155
3.250%, 04/11/2023	70	71
1.500%, 07/15/2028	510	469
Texas Instruments
1.750%, 05/04/2030	40	36
TSMC Arizona
2.500%, 10/25/2031	250	231
1.750%, 10/25/2026	230	216
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	111
1.900%, 04/15/2027	60	58
Workday
3.800%, 04/01/2032	50	50
3.700%, 04/01/2029	60	60
3.500%, 04/01/2027	40	40

		5,350

Materials — 0.8%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	200
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	202
2.625%, 04/28/2028 (B)	230	213
Glencore Funding
4.125%, 05/30/2023 (B)	890	904
4.125%, 03/12/2024 (B)	60	61
1.625%, 04/27/2026 (B)	90	83

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nacional del Cobre de Chile
3.150%, 01/15/2051	$420	$340
Nutrien
1.900%, 05/13/2023	501	497
OCP
4.500%, 10/22/2025 (B)	400	400
Orbia Advance
2.875%, 05/11/2031 (B)	200	177
Southern Copper
3.500%, 11/08/2022	130	131
Suzano Austria GmbH
3.125%, 01/15/2032	510	452
Vale Overseas
6.875%, 11/21/2036	148	178
6.250%, 08/10/2026	240	263

		4,101

Real Estate — 0.9%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	807
Digital Realty Trust
3.600%, 07/01/2029	815	811
ERP Operating
1.850%, 08/01/2031	1,066	946
Healthpeak Properties
2.125%, 12/01/2028	769	707
Spirit Realty
2.100%, 03/15/2028	583	528

		3,799

Utilities — 2.0%
American Transmission Systems
2.650%, 01/15/2032 (B)	60	55
Aquarion
4.000%, 08/15/2024 (B)	227	229
Commonwealth Edison
3.700%, 08/15/2028	468	475
Duke Energy
2.400%, 08/15/2022	150	150
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	1,022
Duke Energy Florida
3.200%, 01/15/2027	440	441
Exelon
5.625%, 06/15/2035	343	388
FirstEnergy
3.350%, 07/15/2022	330	330
1.600%, 01/15/2026	30	28
Florida Power & Light
2.450%, 02/03/2032	544	512
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern States Power
7.125%, 07/01/2025	$1,190	$1,328
NSTAR Electric
1.950%, 08/15/2031	1,000	883
Pacific Gas and Electric
2.100%, 08/01/2027	130	117
1.750%, 06/16/2022	100	100
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	397
Public Service Enterprise Group
2.875%, 06/15/2024	713	706

		8,214

Total Corporate Obligations
(Cost $117,781) ($ Thousands)		114,177

U.S. TREASURY OBLIGATIONS — 23.9%
U.S Treasury Bill
0.540%, 10/06/2022 (D)	312	310
U.S. Treasury Bonds
2.875%, 05/15/2049	170	183
2.375%, 05/15/2051	1,190	1,166
2.250%, 08/15/2049	280	266
2.250%, 02/15/2052	1,206	1,157
2.000%, 11/15/2041	1,430	1,294
2.000%, 02/15/2050	850	766
2.000%, 08/15/2051	790	713
1.875%, 02/15/2041	1,544	1,375
1.875%, 02/15/2051	3,230	2,822
1.875%, 11/15/2051	1,080	947
1.750%, 08/15/2041	2,250	1,950
1.625%, 11/15/2050	1,400	1,147
1.375%, 11/15/2040	880	719
1.375%, 08/15/2050	3,760	2,894
1.250%, 05/15/2050	3,970	2,961
1.125%, 08/15/2040	1,060	831
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2030	976	1,030
U.S. Treasury Notes
1.625%, 05/15/2031	1,860	1,751
1.500%, 01/31/2027	7,062	6,749
1.250%, 11/30/2026	3,410	3,226
1.250%, 03/31/2028	1,280	1,194
1.250%, 04/30/2028	200	186
1.250%, 05/31/2028	1,700	1,583
1.250%, 08/15/2031	7,010	6,373
1.125%, 10/31/2026	2,860	2,690
0.750%, 04/30/2026	670	624
0.750%, 05/31/2026	13,210	12,286

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 01/31/2028	$2,800	$2,540
0.625%, 07/31/2026	25,309	23,354
0.625%, 11/30/2027	1,410	1,273
0.625%, 12/31/2027	1,760	1,587
0.375%, 04/30/2025	20	19
0.375%, 11/30/2025	290	268
0.375%, 01/31/2026	1,713	1,578
0.250%, 05/15/2024	260	249
0.250%, 05/31/2025	7,980	7,427
0.250%, 06/30/2025	240	223
0.250%, 08/31/2025	730	675
0.250%, 09/30/2025	10	9
0.125%, 08/31/2022	350	349

Total U.S. Treasury Obligations
(Cost $106,732) ($ Thousands)		98,744

ASSET-BACKED SECURITIES — 7.4%
Automotive — 0.6%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	440	417
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	310	287
Ford Credit Auto Owner Trust, Ser 2020-REV2, Cl A
1.060%, 04/15/2033 (B)	1,144	1,061
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (B)	160	146
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (B)	300	272
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (B)	240	227
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (B)	210	198
		2,608

Home — 0.1%

Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
1.422%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	108	107
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.457%, ICE LIBOR USD 1 Month + 3.000%, 07/25/2034 (A)(B)	23	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.757%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2037 (A)(B)	$164	$150
		280

Other Asset-Backed Securities — 6.7%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,592
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	297	295
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	504	477
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.537%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (A)	179	167
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,046	943
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	794	736
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (B)	621	582
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (B)	397	360
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	1,042	1,033
Invitation Homes Trust, Ser 2018-SFR1, Cl A
1.141%, ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (A)(B)	1,270	1,256
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.387%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	159	157
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
1.312%, ICE LIBOR USD 1 Month + 0.855%, 07/25/2034 (A)	350	340
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.807%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(B)	362	369
Navient Student Loan Trust, Ser 2016-6A, Cl A3
1.757%, ICE LIBOR USD 1 Month + 1.300%, 03/25/2066 (A)(B)	550	562
Palmer Square CLO, Ser 2021-2A, Cl A1A3
1.248%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(B)	693	690

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	$299	$295
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	597	556
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027	980	935
RAAC Series Trust, Ser 2005-SP3, Cl M2
1.657%, ICE LIBOR USD 1 Month + 1.200%, 12/25/2035 (A)	129	128
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	337
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,027	959
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	141	140
SLC Student Loan Trust, Ser 2010-1, Cl A
1.373%, ICE LIBOR USD 3 Month + 0.875%, 11/25/2042 (A)	172	173
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.116%, ICE LIBOR USD 3 Month + 0.290%, 06/15/2039 (A)	191	184
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
5.147%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (A)(B)	369	409
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
2.026%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(B)	106	105
SLM Student Loan Trust, Ser 2005-8, Cl A5
0.428%, ICE LIBOR USD 3 Month + 0.170%, 01/25/2040 (A)	626	600
SLM Student Loan Trust, Ser 2021-10A, Cl A4
1.496%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(B)	100	100
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	380	354
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (B)	170	159
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	369	373
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	317	305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
1.657%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (A)	$170	$168
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	592	527
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	271	262
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	852	801
TRP - TRIP Rail Master Funding, Ser 2021-2, Cl A
2.150%, 06/19/2051 (B)	283	261
TRP LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (B)	494	455
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	149	149
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	131	133
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	117	114
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	520	521
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	617	609
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	497	489
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	312	311
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	362	361
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	489	486
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	966	984
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	50	51
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,570	1,447

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25A, Cl 1
2.040%, 01/01/2047	$1,089	$1,049
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	1,000	915
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	312	308
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	1,020	907
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	263	232
Wind River CLO, Ser 2021-3A, Cl A
1.404%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(B)	614	609
		27,820

Total Asset-Backed Securities
(Cost $32,110) ($ Thousands)		30,708

SOVEREIGN DEBT — 2.2%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(B)	690	693
Chile Government International Bond
3.500%, 01/31/2034	380	375
3.100%, 05/07/2041	460	405
Colombia Government International Bond
5.625%, 02/26/2044	280	254
5.200%, 05/15/2049	310	264
3.125%, 04/15/2031	220	186
Indonesia Government International Bond MTN
5.125%, 01/15/2045(B)	200	221
3.850%, 07/18/2027(B)	200	209
3.750%, 04/25/2022	370	370
Kuwait International Government Bond
3.500%, 03/20/2027(B)	210	219
Mexico Government International Bond
3.600%, 01/30/2025	380	390
3.500%, 02/12/2034	1,040	966
Panama Government International Bond
6.700%, 01/26/2036	190	234
4.300%, 04/29/2053	300	288
Peruvian Government International Bond
5.625%, 11/18/2050	180	228
3.550%, 03/10/2051	170	158
3.300%, 03/11/2041	340	309
Province of Quebec Canada
2.625%, 02/13/2023	500	504
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Qatar Government International Bond
3.250%, 06/02/2026	$620	$632
Republic of Poland Government International Bond
3.250%, 04/06/2026	450	458
Uruguay Government International Bond
4.375%, 01/23/2031	580	632

Total Sovereign Debt
(Cost $9,355) ($ Thousands)		9,112

MUNICIPAL BONDS — 1.3%
California — 0.4%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	1,450	1,450
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	507

		1,957

Michigan — 0.2%
Michigan State, Finance Authority, RB
2.988%, 09/01/2049 (A)	755	774

Missouri — 0.2%
University of Missouri, System Facilities, RB
1.714%, 11/01/2025	725	696

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	125

New York — 0.3%
New York State Dormitory Authority, Ser B, RB
3.329%, 03/15/2031	415	410
New York State, Urban Development, RB
3.350%, 03/15/2026	665	674

		1,084

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	745	799

Total Municipal Bonds
(Cost $5,480) ($ Thousands)		5,435

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl F
0.108%**†	12,606,214	$12,606

Total Cash Equivalent
(Cost $12,606) ($ Thousands)		12,606

Total Investments in Securities — 104.8%
(Cost $453,009) ($ Thousands)		$432,835

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (E)
(Cost $67) ($ Thousands)	110	$67

WRITTEN OPTIONS* — (0.0)%
Total Written Options (E)
(Premiums Received $124) ($ Thousands)	(251)	$(68)

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Concluded)

A list of open option contracts held by the Fund at March 31, 2022 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
May 2022, U.S. 10 Year Future Option*	27	$3,328	$123.25	4/16/2022	$20
May 2022, U.S. 5 Year Future Option*	37	4,255	115.00	4/16/2022	16
May 2022, U.S. 5 Year Future Option*	46	5,267	114.50	4/16/2022	31

Total Purchased Options		$12,850			$67
WRITTEN OPTIONS — 0.0%
Call Options
June 2022, U.S. 10 Year Future Option*	(26)	$(3,224)	124.00	05/21/22	$(20)
May 2022, U.S. 10 Year Future Option*	(16)	(1,968)	123.00	04/16/22	(13)
May 2022, U.S. 10 Year Future Option*	(27)	(3,348)	124.00	04/16/22	(11)
May 2022, U.S. 10 Year Future Option*	(23)	(2,921)	127.00	04/16/22	(1)
May 2022, U.S. 10 Year Future Option*	(15)	(1,868)	124.50	04/16/22	(4)
May 2022, U.S. 5 Year Future Option*	(44)	(5,093)	115.75	04/16/22	(8)
May 2022, U.S. 5 Year Future Option*	(53)	(6,174)	116.50	04/16/22	(5)
May 2022, U.S. 5 Year Future Option*	(19)	(2,247)	118.25	04/16/22	(1)
May 2022, U.S. 5 Year Future Option*	(10)	(1,185)	118.50	04/16/22	–
April 2022, U.S. 5 Year Future Option*	(18)	(2,061)	114.50	04/16/22	(5)

Total Written Options		$(30,089)			$(68)

A list of the open futures contracts held by the Fund at March 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	41	Jun-2022	$10,092	$10,093	$1
90-Day Euro$	41	Jun-2023	10,172	9,929	(243)
90-Day Euro$	137	Dec-2022	33,508	33,339	(169)
90-Day Euro$	11	Dec-2023	2,664	2,667	3
U.S. 2-Year Treasury Note	97	Jul-2022	20,832	20,556	(276)
U.S. 5-Year Treasury Note	304	Jul-2022	35,694	34,865	(829)
Ultra 10-Year U.S. Treasury Note	80	Jun-2022	11,187	10,838	(349)
			124,149	122,287	(1,862)
Short Contracts
U.S. 10-Year Treasury Note	(235)	Jun-2022	$(29,424)	$(28,876)	$548
U.S. Long Treasury Bond	(201)	Jun-2022	(31,166)	(30,162)	1,004
U.S. Ultra Long Treasury Bond	(38)	Jun-2022	(7,100)	(6,731)	369
			(67,690)	(65,769)	1,921
			$56,459	$56,518	$59

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $413,063 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $73,363 ($ Thousands), representing 17.8% of the Net Assets of the Fund.

(C)	Zero coupon security.
(D)	Interest rate represents the security’s effective yield at time of purchase.
(E)	Refer to table below for details on Options Contracts.

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Income Fund (Concluded)

ABS — Asset-Backed Security
AGM— Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	162,053	–	162,053
Corporate Obligations	–	114,177	–	114,177
U.S. Treasury Obligations	–	98,744	–	98,744
Asset-Backed Securities	–	30,708	–	30,708
Sovereign Debt	–	9,112	–	9,112
Municipal Bonds	–	5,435	–	5,435
Cash Equivalent	12,606	–	–	12,606
Total Investments in Securities	12,606	420,229	–	432,835

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	67	–	–	67
Written Options	(68)	–	–	(68)
Futures Contracts*
Unrealized Appreciation	1,925	–	–	1,925
Unrealized Depreciation	(1,866)	–	–	(1,866)
Total Other Financial Instruments	58	–	–	58

*	Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,145	$153,659	$(150,198)	$—	$—	$12,606	12,606,214	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

New Covenant Funds / Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Equity Fund — 60.5%
New Covenant Growth Fund †	3,838,531	$223,901

Total Equity Fund
(Cost $106,815) ($ Thousands)		223,901
Fixed Income Fund — 38.5%
New Covenant Income Fund †	6,440,513	142,400

Total Fixed Income Fund
(Cost $149,268) ($ Thousands)		142,400

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.108%**†	3,810,136	$3,810

Total Cash Equivalent
(Cost $3,810) ($ Thousands)		3,810

Total Investments in Securities — 100.0%
(Cost $259,893) ($ Thousands)		$370,111

Percentages are based on Net Assets of $370,215 ($ Thousands).
**	Rate shown is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2022, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
New Covenant Growth Fund	$227,402	$21,147	$(20,254)	$4,478	$(8,872)	$223,901	3,838,531	$1,097	$11,312
New Covenant Income Fund	142,305	18,547	(7,263)	(256)	(10,933)	142,400	6,440,513	1,683	349
SEI Daily Income Trust, Government Fund, Cl F	3,258	26,732	(26,180)	—	—	3,810	3,810,136	—	—
Totals	$372,965	$66,426	$(53,697)	$4,222	$(19,805)	$370,111		$2,780	$11,661

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds/ Quarterly Report /March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.8%
Fixed Income Fund — 63.4%
New Covenant Income Fund †	2,952,574	$65,281

Total Fixed Income Fund
(Cost $68,528) ($ Thousands)		65,281
Equity Fund — 35.4%
New Covenant Growth Fund †	625,586	36,491

Total Equity Fund
(Cost $18,560) ($ Thousands)		36,491

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.108%**†	1,237,478	$1,237

Total Cash Equivalent
(Cost $1,237) ($ Thousands)		1,237

Total Investments in Securities — 100.0%
(Cost $88,325) ($ Thousands)		$103,009

Percentages are based on Net Assets of $103,061 ($ Thousands).
**	Rate shown is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2022, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
New Covenant Income Fund	$56,398	$15,299	$(1,398)	$(48)	$(4,970)	$65,281	2,952,574	$700	$160
New Covenant Growth Fund	31,375	8,751	(2,589)	741	(1,787)	36,491	625,586	162	1,819
SEI Daily Income Trust, Government Fund, Cl F	717	24,782	(24,262)	—	—	1,237	1,237,478	—	—
Totals	$88,490	$48,832	$(28,249)	$693	$(6,757)	$103,009		$862	$1,979

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds / Quarterly Report /March 31, 2022